[PERFORMANCE FUNDS LOGO]

January 2, 2001

Dear Shareholder:

We are pleased to present you the Performance Funds' semi-annual report for the period ended November 30, 2000. The Performance Funds are comprised of The Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Government Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, The Small Cap Equity Fund, and The Leaders Equity Fund (individually a "Fund", collectively the "Funds"). All of the Funds are managed by Trustmark National Bank.

ECONOMIC REVIEW

A combination of weaker economic releases and tightening financial conditions are signs that the economy may finally be slowing to a more acceptable pace, while inflation remains under control. After six interest rate increases by the Federal Reserve (the "Fed") between June, 1999 and May, 2000, the economy appears to be behaving exactly the way the Fed wants, slowing to a more reasonable and sustainable rate of growth.

The combination of a weaker stock market, tighter credit markets, and higher oil prices project a 2.0%-2.5% reduction in annual Gross Domestic Product(1) (the "GDP") growth. After roaring at a 5%-6% pace in 2000, this puts GDP growth for 2001 in the Fed targeted, non-inflationary, 3%-4% range. While slower growth increases the risks of a hard landing, Fed Chairman Alan Greenspan has stated that the Fed stands ready to ease if the economy shows signs of sliding toward recession. The key to a soft landing is continued moderate inflation. With some expected slowdown in the economy in the coming quarters, a combination of solid productivity growth, softer energy prices and slower growth in consumer demand should keep core inflation relatively flat. In his recent speech to the America's Community Bankers winter management conference, Chairman Greenspan expressed that he was not concerned about the normal consequences of policy tightening, but rather the consequences of an overreaction in the financial markets causing a much bigger negative "wealth effect" and cutting off credit to "borrowers with credible prospects."

The United States equity markets over the past six months finally succumbed to the Fed's aggressive monetary policy since June 1999, as companies warned investors of declining corporate profits. Growth stocks, technology in particular, have been hit the hardest as investors began to seek more reasonable value elsewhere in the market.

On the following pages you will find a detailed discussion of each fund's performance. As always, we appreciate your support, welcome your comments, and encourage you to talk with your investment representative should you have any questions about your funds.

Sincerely,

/s/ John J. Pileggi

John J. Pileggi
Chairman of the Board
---------------

Trustmark National Bank provides investment advisory and other services to the Funds and receives a fee for those services. This material is authorized for distribution only when preceded or accompanied by a prospectus. The Funds are distributed by Performance Funds Distributor, Inc.

(1) The Gross Domestic Product is the measure of the market value of goods and services produced by labor and property in the United States.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC. THERE IS NO BANK GUARANTEE. MUTUAL FUNDS MAY LOSE VALUE. THE VIEWS EXPRESSED IN THIS SHAREHOLDER LETTER REFLECT THOSE OF THE CHAIRMAN OF THE BOARD FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000. THE CHAIRMAN OF THE BOARD'S VIEWS ARE SUBJECT TO CHANGE BASED ON THE MARKET AND OTHER CONDITIONS.

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

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE MONEY MARKET FUND

The Money Market Fund (the "Fund") provided shareholders with a competitive return for the six months ended November 30, 2000. Interest rates were relatively unchanged on the shortest part of the yield curve during this period, as the Federal Reserve (the "Fed") did not make any policy changes to the Fed Funds rate. This led to very stable yields in commercial paper, agency securities and other money market instruments. With this being the case, the Fund's 7-day yield fluctuated in a very narrow range during this time period. Yields for the Fund's Institutional Class Shares for the six months ended November 30, 2000, ranged from a low on June 6th of 5.96%, and a high on November 30th of 6.29%(1). The November 30th yield, however, will probably be the high for the Fund during this rate cycle as there is talk about a possible Fed rate cut coming in the first part of 2001. This would lead to lower interest rates on the short end of the curve, which in turn would lead to lower yielding securities for the Fund to purchase. In fact, we feel this trend has already begun in anticipation of a Fed rate cut as investment rates are moving lower already.

The Fund invests primarily in high-quality, short-term instruments such as U.S. Treasury obligations, U.S. Government Agency obligations, bankers' acceptances, commercial paper, and repurchase agreements(2). The Fund is considered a first tier Fund as a result of the high quality of the Fund's holdings per the respective ratings from Standard and Poor's (A-1 or A-1+) and Moody's (P1).

                                          Signed,

                                          /s/ Kelly J. Collins

                                          Kelly J. Collins
                                          Trust Investment Officer
                                          Trustmark National Bank
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS.

(1) The yield set forth reflects the voluntary reduction of a portion of the Fund's fees. Without the reduction of these fees, the yield for the periods indicated would have been lower.

(2) Portfolio composition is subject to change.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The views expressed in this report reflect those of the portfolio manager for the six months ended November 30, 2000. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE SHORT TERM GOVERNMENT INCOME FUND

The Short Term Government Fund (the "Fund") provided Institutional Class shareholders with a return of 4.48% for the six months ended November 30, 2000. Net asset values for the Fund's Institutional Class Shares ranged between a low of $9.66 on June 1, 2000 and a high of $9.82 on November 30, 2000. As the change in share price suggests, the fixed income market has seen a good six month period as prices have risen due to a general slowing of the economy as well as a belief by the market that the Federal Reserve (the "Fed") has finished raising interest rates. No policy changes were made by the Fed during this period ending a series of rate increases.

The Fund continues to try and capture the incremental yield available in the short end of the U.S. fixed income securities market. Over the past six months, interest rates have fallen about 100 basis points in the short sector of the market and the Fund has benefited from securities added earlier this year, which were booked at higher rates. Going forward, the shareholders of this Fund should continue to benefit from these additions as well as the Funds continuing efforts to control price volatility through good security selection. The Fund continues to use high quality investments for its shareholders such as U.S. Treasury securities, U.S. Agency and Mortgage related securities and high-grade corporate and municipal issues(1).

                                          Signed,

                                          /s/ Kelly J. Collins

                                          Kelly J. Collins
                                          Trust Investment Officer
                                          Trustmark National Bank
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) Portfolio composition is subject to change.

The views expressed in this report reflect those of the portfolio manager for the six months ended November 30, 2000. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND

The six months ended November 30, 2000 provided shareholders of The Intermediate Term Government Income Fund (the "Fund") with a substantial portion of this calendar year's total return. The Fund's Institutional Class Shares gained 7.67% for the six months ended November 30, 2000, bringing the calendar year-to-date return to 9.54%(1). Intermediate term bonds have been a profitable asset class, outpacing many widely recognized stock indices this year. In spite of the fact that the Federal Reserve (the "Fed") is in a tightening mode, and the economy still has some strength, investors began to foresee a settling of inflationary pressure, and the need for the Fed to relax their restrictive stance. The prices and yields available in the bond market were once again viewed as attractive, and, as typically happens, the bond market began to rally in advance of an expected slowdown in inflation and economic activity. Although energy prices are a concern on the inflationary front, most economic forecasters are recognizing that higher energy prices will likely slow the economy more than they will create higher consumer prices.

The already high-priced U. S. Treasury sector led the charge to higher prices during the period, but their low yields are becoming a hinderance on total return, even in price rallies. Other sectors of the market, such as agencies, mortgages and high-grade corporate bonds, have yet to emerge as "price leaders", however their interest income has been enough to advance them to good "total return" constituents. That, I am happy to say, is the very reason why the Fund has had a prosperous year thus far. The holdings of mortgages and "other than Treasury" securities have given this fund an edge in the form of attractive income, and it has met its total return objectives(2).

We see more of the same to come. With the expensive nature of the Treasury market, we see an advantage to investing in other high-quality sectors. We also view interest rates as a tamed dragon, with the expectation that rates will settle to lower levels.

                                          Signed,

                                          /s/ Jonathan Rogers

                                          Jonathan Rogers, CFA
                                          Trustmark National Bank
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The total return set forth reflects a reduction of a portion of the Fund's fees. Without the reduction of these fees, total return for the period would have been lower.

(2) Portfolio composition is subject to change.

The views expressed in this report reflect those of the portfolio manager for the six months ended November 30, 2000. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE LARGE CAP EQUITY FUND

For the six months ended November 30, 2000, the Large Cap Equity Fund (the "Fund"), Institutional Class Shares returned -6.46% while the Standard & Poor's 500 Stock Index(1) returned -6.98%.

During this period, we saw very poor returns in the technology sector. Oracle Corporation fell 26%, Nortel Networks Corporation -- ADR declined 30%, Intel Corporation fell 38%, Dell Computer Corporation was down 55%, and Lucent Technologies, Inc. fell a staggering 71%. Meanwhile, the health care sector outperformed in the face of an economic slowdown. Johnson & Johnson, Inc. rose 12%, Merck & Company, Inc. was up 24%, and Abbott Laboratories rose 36%. Many financial stocks also performed well, as American International Group, Inc. returned 29%, Fannie Mae rose 32%, Freddie Mac was up 36%, and Allstate Corporation rose 45%. Declining revenue in the long distance communication sector adversely impacted our returns, as AT&T Corporation fell 46%, Sprint Corporation declined 61%, and BellSouth Corporation fell 10%.

Equity markets have been in the throes of a correction for about nine months now. The Federal Reserve's (the "Fed") aggressive tightening of interest rates has slowed economic growth, as evidenced by numerous warnings of disappointments in corporate profits. Growth stocks have seen their market values drastically reduced, while safer, more defensive issues have held up well. However, there are reasons to be optimistic. The Fed's tightening cycle appears to be over, and it may actually be followed by rate cuts in the future, as the Fed attempts to avoid a hard landing by the economy. Rate cuts would certainly bode well for equity markets. However, our efforts and resources continue to be directed at security selection rather than market timing. Listed below are the 10 largest holdings in the Fund on November 30, 2000(2):

                              TEN LARGEST HOLDINGS

 1.  General Electric Company          5.02%
 2.  Cisco Systems, Inc.               3.93%
 3.  Microsoft Corporation             3.22%
 4.  Exxon Mobil Corporation           3.12%
 5.  Intel Corporation                 3.10%
 6.  Merck & Company, Inc.             2.91%
     American International Group,
 7.  Inc.                              2.85%
 8.  Pfizer, Inc.                      2.83%
 9.  Citigroup, Inc.                   2.66%
10.  Wal-Mart Stores, Inc.             2.47%

                                          Signed,

                                          /s/ Charles H. Windham, Jr.

                                          Charles H. Windham, Jr.
                                          Vice President & Trust Officer
                                          Trustmark National Bank
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The Standard & Poor's 500 Stock Index (the "Index") is an unmanaged index that reflects the U.S. stock market as a whole. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Funds' performance reflects the deduction of fees for such value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(2) Portfolio composition is subject to change. Ten largest holdings' percentages are based upon net assets as of November 30, 2000.

The views expressed in this report reflect those of the portfolio manager for the six months ended November 30, 2000. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE MID CAP EQUITY FUND

For the six months ended November 30, 2000 the Mid Cap Equity Fund (the "Fund") returned 2.03% for Institutional Class Shares, 1.92% for Class A
Shares(1)(without sales charge)(2), and 1.59% for Class B Shares (without redemption charge)(2). This compares to the Standard & Poor's MidCap 400 Stock Index(3), which increased 1.64%.

The relative performance of the Fund was favorably impacted by holdings in the health care and utility sectors. Specifically, the shares of Stryker Corporation increased 41% in the period, and Genzyme Corporation rose 54%. Other names in the sector that did well included Beckman Coulter, Inc., up 28%, and Forest Laboratories, Inc. Class A, which jumped 53%. Cleco Corporation, in the utility sector, returned 39% and Allegheny Energy Inc. and Keyspan Corporation saw their shares increase 38% and 28%, respectively. On the downside, positions in Comdisco, Inc., which fell 52%, and American Power Conversion Corporation, which fell 67%, penalized performance. Other disappointments were Atmel Corporation and Smith International, Inc, which fell 49% and 27%, respectively.

The market is still feeling the effects of the steep sell-off earlier this year, but there are reasons to be optimistic. The deep correction has served to reduce many of the excess gains in recent years. While many companies still trade at uncomfortably high valuations, the typical stock in the MidCap universe is quite reasonably valued. More good news can be seen on the interest rate front. The Federal Reserve continued a restrictive monetary policy throughout most of 2000, but they may well be more accommodative to interest rate cuts in 2001. These factors, combined with a presidential election resolution and continued healthy profits could result in very satisfactory returns over the coming quarters and years. Listed below are the ten largest holdings in the Fund at November 30, 2000(4):

                              TEN LARGEST HOLDINGS

 1.  Stryker Corporation               6.33%
 2.  A.G. Edwards, Inc.                3.79%
 3.  Jones Apparel Group, Inc.         3.12%
 4.  Genzyme Corporation               2.89%
 5.  Electronic Arts, Inc.             2.74%
 6.  Ivax Corporation                  2.71%
 7.  Smith International, Inc.         2.55%
 8.  Beckman Coulter, Inc.             2.53%
 9.  Comdisco, Inc.                    2.21%
10.  Keyspan Corporation               2.18%

                                          Signed,

                                          /s/ Douglas H. Ralston

                                          Douglas H. Ralston, CFA
                                          Vice President
                                          Trustmark National Bank
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(1) The total return set forth reflects a reduction of a portion of the Fund's fees. Without the reduction of these fees, total return for the period would have been lower.

(2) The total return for Class A Shares, including the sales charge of 5.25%, was -3.45%. The total return for Class B Shares, including the maximum contingent deferred sales charge of 5.00% was -2.79%.

(3) The Standard & Poor's MidCap 400 Stock Index (the "Index") is an unmanaged capitalization weighted index that measures the performance of the mid-range sector of the U.S. stock market where the market capitalization is approximately $700 million. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for such value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(4) Portfolio composition is subject to change. Ten largest holdings' percentages are based upon net assets as of November 30, 2000.

The views expressed in this report reflect those of the portfolio manager for the six months ended November 30, 2000. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE SMALL CAP EQUITY FUND*

For the six months ended November 30, 2000, the Small Cap Equity Fund, Institutional Class Shares(1), returned 0.00%, which compares to the Standard & Poor's 600 SmallCap Stock Index(2) return of -1.39% for the same period.

The small-capitalization market witnessed a strong absolute advance in the first few months of this period, but September and November proved to wipe out previous gains. As with all capitalizations, concerns over an economic slowdown hit high-flying technology shares as investors became skeptical of their prospects.

The market has turned its focus to the magnitude of a slowdown in the economy. While we are seeing some pockets of strength, there has been no clear replacement of leadership as technology issues have faded this year. We are encouraged by the relative outperformance of smaller companies versus their larger counterparts year-to-date, which we have not seen in the last several years.

Specifically, the communications and equipment sectors fell in response to fears over reduced capital expenditures. For related reasons, semiconductor and equipment companies were taken down. On the positive side, the market rewarded the stability of earnings in selected health care and drug companies. In addition, the bank and brokerage sector benefited from the decline in interest rates. Finally, homebuilders, having been all but removed from most investors' screens during this bull market showed some signs of improvement.

Selected companies that hurt performance this period included Adaptive Broadband Corporation and Cohu Inc., which fell more than 50% during the period. On the positive side, Universal Health Services rose 93%, while Barr Laboratories, Inc. gained 67%. Dain Rauscher Corporation agreed to be purchased and saw its shares increase 57%, and D.R. Horton, Inc. was up 55% for the period. Listed below are the ten largest holdings in the Fund at November 30, 2000(3):

                              TEN LARGEST HOLDINGS

 1.  Arthur J. Gallagher, Inc.          2.31%
 2.  Patterson Dental Company           2.08%
 3.  Constellation Brands, Inc.         2.06%
 4.  Radian Group, Inc.                 1.82%
 5.  Zebra Technologies, Class A        1.76%
     Orthodontic Centers of America,
 6.  Inc.                               1.70%
 7.  Dallas Semiconductors              1.66%
 8.  Plantronics, Inc.                  1.64%
 9.  C&D Technologies, Inc.             1.60%
10.  Energen Corporation                1.60%

                                          Signed,

                                          /s/ Douglas P. Muenzenmay
                                          Doug P. Muenzenmay, CFA
                                          Investment Officer
                                          Trustmark National Bank
---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

* Small company funds typically carry additional risks since small companies generally have higher company specific risk and historically, their stocks have experienced a greater degree of market volatility than larger company stocks on average.

(1) The total return set forth reflects a reduction of a portion of the Fund's fees. Without the reduction of these fees, total return for the period would have been lower.

(2) The Standard & Poor's SmallCap 600 Stock Index (the "Index") is an unmanaged capitalization weighted index that measures the performance of selected U.S. stocks with a small market capitalization. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for such value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(3) Portfolio composition is subject to change. Ten largest holdings' percentages are based upon net assets as of November 30, 2000.

The views expressed in this report reflect those of the portfolio manager for the six months ended November 30, 2000. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
THE LEADERS EQUITY FUND(A)

From its inception to the period ending November 30, 2000 the Leaders Equity Fund (the "Fund"), Institutional Class Shares(1), returned -15.57%. For the same period, the Russell 1000 Index(2) fell 13.56% and the Russell 1000 Growth Index(3) fell 24.80%.

The performance of the Fund was favorably impacted by positions in SEI Corporation and DST Systems, Inc. which increased 47% and 40%, respectively. Other issues that did well included International Game Technologies and UnitedHealth Group, Inc., which rose 28% and 27%, respectively. On the downside, holdings in TranSwitch Corporation fell 48%, while Corning shares retreated 34%. Other disappointments were Lehman Brothers, Inc. and Sun Microsystems, Inc.

The Fund is a focused portfolio of approximately thirty-five securities. The fund invests in a limited number of leading companies that we believe feature superior earnings growth potential, positive earnings surprises, and current market strength. Listed below are the ten largest holdings in the Fund at November 30, 2000(4):

                              TEN LARGEST HOLDINGS

 1.  DST Systems, Inc.                 3.97%
 2.  SEI Corporation                   3.69%
 3.  UnitedHealth Group, Inc.          3.55%
 4.  International Game Technologies   3.31%
 5.  HCA -- The Healthcare Company     3.22%
 6.  Boeing Company                    3.20%
 7.  Pulte Corporation                 3.17%
 8.  Oxford Health                     3.01%
 9.  Southwest Airlines Company        2.92%
     Old Republic International
10.  Corporation                       2.90%

         Signed,


            /s/ Douglas H. Ralston
                                                                         /s/ Douglas P. Muenzenmay
            Douglas H. Ralston, CFA                                        Doug P. Muenzenmay, CFA
            Vice President & Portfolio Manager              Investment Officer & Portfolio Manager
            Trustmark National Bank                                        Trustmark National Bank

---------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(a) The Leaders Equity Fund commenced operations on September 1, 2000.

(1) The total return set forth reflects a reduction of a portion of the Fund's fees. Without the reduction of these fees, total return for the period would have been lower.

(2) The Russell 1000 Index (the "Index") is an unmanaged capitalization weighted index that measures the performance of the 1,000 largest companies based on total market capitalization.

(3) The Russell 1000 Growth Index (the "Index") is an unmanaged index comprised of the securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth rates.

    The performance of the indices does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund's performance reflects the deduction of fees for such value-added services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

(4) Portfolio composition is subject to change. Ten largest holdings' percentages are based upon net assets as of November 30, 2000.

As a non-diversified fund, the value of the shares may fluctuate more than shares invested in a broader range of industries and companies.

The views expressed in this report reflect those of the portfolio manager for the six months ended November 30, 2000. The manager's views are subject to change at any time based on the market and other conditions.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Schedule of Portfolio Investments
November 30, 2000
(Unaudited)

 PRINCIPAL                                                                  MOODY'S/S&P
  AMOUNT                          SECURITY DESCRIPTION                        RATINGS        VALUE
 ---------                        --------------------                      -----------      -----
              U.S. GOVERNMENT AGENCY NOTES -- 21.7%
              FEDERAL FARM CREDIT BANK -- 1.6%
$10,000,000   6.72%, 3/1/01*..............................................    Aaa/N/R     $ 10,000,000
                                                                                          ------------
              FEDERAL HOME LOAN BANK -- 9.4%
 20,000,000   6.44%, 1/5/01*..............................................    Aaa/N/R       19,874,778
  3,500,000   6.47%, 2/16/01..............................................    Aaa/N/R        3,499,424
  5,000,000   6.75%, 3/15/01, Callable 12/15/00 @ 100.....................    Aaa/N/R        4,996,045
  5,000,000   6.45%, 3/16/01..............................................    Aaa/N/R        4,996,797
  5,000,000   7.00%, 7/18/01..............................................    Aaa/N/R        5,000,000
  4,000,000   6.63%, 7/25/01, Callable 1/25/01 @ 100......................    Aaa/N/R        3,990,635
  5,000,000   5.88%, 9/17/01..............................................    Aaa/N/R        4,975,818
 10,000,000   6.90%, 11/8/01*.............................................    Aaa/N/R       10,000,000
                                                                                          ------------
                                                                                            57,333,497
                                                                                          ------------
              FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.6%
  5,000,000   6.26%, 1/12/01, MTN.........................................    Aaa/N/R        4,998,561
  5,000,000   6.75%, 4/27/01, MTN, Callable 12/29/00 @ 100................    Aaa/N/R        5,000,000
                                                                                          ------------
                                                                                             9,998,561
                                                                                          ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 5.8%
  3,545,000   6.57%, 2/22/01..............................................    Aaa/N/R        3,544,186
  5,000,000   6.45%, 2/23/01..............................................    Aaa/N/R        4,999,185
  5,000,000   6.52%, 3/16/01..............................................    Aaa/N/R        4,999,026
  7,820,000   6.57%, 4/26/01..............................................    Aaa/N/R        7,808,301
  4,100,000   5.65%, 6/1/01, MTN, Callable 12/11/00 @ 100.................    Aaa/N/R        4,079,001
  5,000,000   6.84%, 7/18/01..............................................    Aaa/N/R        5,000,516
  5,000,000   6.60%, 11/16/01, Callable 5/16/01 @ 100.....................    Aaa/N/R        5,000,000
                                                                                          ------------
                                                                                            35,430,215
                                                                                          ------------
              STUDENT LOAN MARKETING ASSOCIATION -- 3.3%
 10,000,000   6.79%, 1/18/01*.............................................    Aaa/N/R       10,000,000
 10,000,000   6.79%, 8/9/01, MTN*.........................................    Aaa/N/R        9,996,692
                                                                                          ------------
                                                                                            19,996,692
                                                                                          ------------
              TOTAL U.S. GOVERNMENT AGENCY NOTES.......................................    132,758,965
                                                                                          ------------
              COMMERCIAL PAPER -- 51.6%
              AUTOMOTIVE -- 12.3%
 15,000,000   Ford Motor Company, 6.48%, 1/4/01...........................      P1/A1       14,906,783
 10,000,000   Ford Motor Credit Corporation, 6.46%, 12/8/00...............      P1/A1        9,987,439
 13,000,000   General Motors Acceptance Corporation, 6.54%, 1/8/01........      P1/A1       12,910,257
 12,000,000   General Motors Acceptance Corporation, 6.58%, 1/11/01.......      P1/A1       11,910,073
 25,000,000   Toyota Motor Credit Corporation, 6.51%, 1/23/01.............      P1/A1+      24,760,396
                                                                                          ------------
                                                                                            74,474,948
                                                                                          ------------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Schedule of Portfolio Investments (continued)
November 30, 2000
(Unaudited)

 PRINCIPAL                                                                  MOODY'S/S&P
  AMOUNT                          SECURITY DESCRIPTION                        RATINGS        VALUE
 ---------                        --------------------                      -----------      -----
              COMMERCIAL PAPER (CONTINUED)
              BEVERAGES -- 4.1%
$13,000,000   Coca Cola Company, 6.52%, 12/1/00...........................    P-1/A-1     $ 13,000,000
 12,000,000   Coca Cola Company, 6.51%, 1/26/01...........................    P-1/A-1       11,878,480
                                                                                          ------------
                                                                                            24,878,480
                                                                                          ------------
              CHEMICALS -- 2.4%
 15,000,000   Du Pont (E.I.) de Nemours, 6.44%, 12/21/00..................      P1/A1+      14,946,333
                                                                                          ------------
              CONSUMER GOODS & SERVICES -- 1.6%
 10,000,000   Procter & Gamble Company, 6.45%, 12/28/00...................      P1/A1+       9,951,625
                                                                                          ------------
              ENERGY -- 2.4%
 15,000,000   Texaco Inc., 6.53%, 1/10/01.................................      P1/A1       14,891,167
                                                                                          ------------
              FINANCIAL SERVICES -- 17.9%
 10,000,000   American General Corporation, 6.49%, 12/7/00................    P-1/A-1+       9,989,183
 15,000,000   American General Corporation, 6.50%, 1/19/01................    P-1/A-1+      14,867,292
 10,000,000   Associates Corporation, 6.53%, 1/17/01......................      P1/A1        9,914,747
 10,000,000   Associates Corporation, 6.56%, 1/31/01......................    P-1/A-1        9,888,844
 12,000,000   Goldman Sachs & Company, 6.55%, 1/2/01......................      P1/A1       11,930,453
 13,000,000   Goldman Sachs & Company, 6.52%, 1/16/01.....................      P1/A1       12,891,197
 15,000,000   Merrill Lynch & Company, 6.49%, 12/14/00....................      P1/A1+      14,964,847
 10,000,000   Merrill Lynch & Company, 6.61%, 1/24/01.....................      P1/A1+       9,902,050
 15,000,000   Wells Fargo & Company, 6.45%, 12/20/00......................      P1/A1       14,948,939
                                                                                          ------------
                                                                                           109,297,552
                                                                                          ------------
              FINANCIAL SERVICES -- DIVERSIFIED -- 3.2%
 10,000,000   General Electric Capital Corporation, 6.45%, 12/26/00.......      P1/A1+       9,955,208
 10,000,000   General Electric Capital Corporation, 6.67%, 1/9/01.........      P1/A1+       9,929,475
                                                                                          ------------
                                                                                            19,884,683
                                                                                          ------------
              MULTIMEDIA -- 4.0%
 15,000,000   Gannett Company, 6.60%, 1/25/01.............................      P1/A1       14,850,584
 10,000,000   Gannett Company, 6.52%, 1/29/01.............................      P1/A1        9,893,144
                                                                                          ------------
                                                                                            24,743,728
                                                                                          ------------
              TELECOMMUNICATIONS -- 2.4%
 15,000,000   Motorola Inc., 6.47%, 12/15/00..............................      P1/A1       14,962,258
                                                                                          ------------
              UTILITIES -- 1.3%
  8,000,000   National Rural Utilities, 6.48%, 1/26/01....................    P-1/A-1+       7,919,360
                                                                                          ------------
              TOTAL COMMERCIAL PAPER...................................................    315,950,134
                                                                                          ------------
              CORPORATE BONDS -- 10.6%
              FINANCIAL SERVICES -- 6.4%
 15,000,000   Bank of America Corporation, 6.60%, 1/11/01.................       P1/A       15,000,000
  5,000,000   Bank of America Corporation, 5.70%, 2/9/01..................      AA3/A+       4,989,323
  4,200,000   Bank of America Corporation, 9.63%, 2/13/01.................      Aa3/A        4,222,122

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Schedule of Portfolio Investments (continued)
November 30, 2000
(Unaudited)

 SHARES OR
 PRINCIPAL                                                                  MOODY'S/S&P
  AMOUNT                          SECURITY DESCRIPTION                        RATINGS        VALUE
 ---------                        --------------------                      -----------      -----
              CORPORATE BONDS (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$ 5,000,000   First USA Bank, N.A., 6.13%, 6/25/01........................     AA2/AA-    $  4,982,983
 10,000,000   Wells Fargo & Company, 6.60%, 7/16/01*......................      AA2/A+       9,998,726
                                                                                          ------------
                                                                                            39,193,154
                                                                                          ------------
              FINANCIAL SERVICES -- DIVERSIFIED -- 0.8%
  5,000,000   General Electric Capital Corporation, 8.10%, 12/3/01........    Aaa/Aaa        5,074,796
                                                                                          ------------
              INDUSTRIAL GOODS & SERVICES -- 1.4%
  8,300,000   Racers Kellogg, 5.75%, 2/2/01 (b)...........................     Aa2/AA        8,284,374
                                                                                          ------------
              RETAIL -- 0.4%
  2,500,000   Wal-Mart Stores, Inc., 8.63%, 4/1/01........................     Aa2/Aa        2,509,537
                                                                                          ------------
              UTILITIES -- 1.6%
 10,000,000   National Rural Utilities, 6.73%, 7/20/01*...................      A1/AA-      10,000,000
                                                                                          ------------
              TOTAL CORPORATE BONDS....................................................     65,061,861
                                                                                          ------------
              MUNICIPAL BONDS -- 1.8%
              MISSISSIPPI -- 1.8%
 11,000,000   Mississippi Business Finance Corporation, 6.64%, 12/4/00....    P-1/A-1+      11,000,000
                                                                                          ------------
              TOTAL MUNICIPAL BONDS....................................................     11,000,000
                                                                                          ------------
              CERTIFICATES OF DEPOSIT -- 6.5%
              FINANCIAL SERVICES -- 6.5%
 10,000,000   First Tennessee Bank, N.A., 6.57%, 12/11/00.................    P-1/A-1       10,000,000
 10,000,000   First Tennessee Bank, N.A., 6.55%, 12/19/00.................    P-1/A-1       10,000,000
 15,000,000   Regions Bank, N.A., 6.53%, 11/30/01.........................      P1/A1       15,000,000
  5,000,000   SunTrust Bank, N.A., 6.60%, 3/2/01..........................      P1/A1        5,000,000
                                                                                          ------------
              TOTAL CERTIFICATES OF DEPOSIT............................................     40,000,000
                                                                                          ------------
              INVESTMENT COMPANIES -- 0.0%
     91,341   AIM Prime Money Market...................................................         91,341
                                                                                          ------------
              TOTAL INVESTMENT COMPANIES...............................................         91,341
                                                                                          ------------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND
Schedule of Portfolio Investments (continued)
November 30, 2000
(Unaudited)

 PRINCIPAL
  AMOUNT                          SECURITY DESCRIPTION                                       VALUE
 ---------                        --------------------                                       -----
              REPURCHASE AGREEMENTS -- 7.8%
$47,600,000   BA Securities, 6.51%, dated 11/30/00, due 12/1/00, with a maturity value of $47,608,608 (collateralized by $49,350,000 Student Loan Marketing
              Association Discount Note, 6.26%, due 3/2/01, market value
              $48,560,400).............................................................   $ 47,600,000
                                                                                          ------------
              TOTAL REPURCHASE AGREEMENTS..............................................     47,600,000
                                                                                          ------------
              TOTAL INVESTMENTS (Amortized Cost $612,462,301)(a) -- 100.0%.............    612,462,301
              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%............................        123,186
                                                                                          ------------
              NET ASSETS -- 100.0%.....................................................   $612,585,487
                                                                                          ============

---------------

(a) Cost for federal income tax and financial reporting purposes is the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate investments. The rate presented represents the rate in effect at November 30, 2000. The date presented represents the next rate change date.

N.A. --   National Association
N/R  --   Not Rated
MTN  --   Medium Term Note

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments
November 30, 2000
(Unaudited)

PRINCIPAL
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         -----
             U.S. TREASURY OBLIGATIONS -- 4.8%
             U.S. TREASURY NOTES -- 2.4%
$1,750,000   6.50%, 5/31/02..............................................  $ 1,766,555
                                                                           -----------
             U.S. TREASURY STRIPS -- 2.4%
 2,000,000   6.06%, 5/15/02..............................................    1,839,460
                                                                           -----------
             TOTAL U.S. TREASURY OBLIGATIONS.............................    3,606,015
                                                                           -----------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 28.3%
             FEDERAL FARM CREDIT BANK -- 2.6%
 2,000,000   5.76%, 7/7/03...............................................    1,981,180
                                                                           -----------
             FEDERAL HOME LOAN BANK -- 14.2%
 3,000,000   6.75%, 8/15/02..............................................    3,026,250
 2,000,000   6.25%, 11/15/02.............................................    2,003,620
 2,000,000   7.00%, 2/14/03..............................................    2,033,780
 1,500,000   7.25%, 5/15/03..............................................    1,535,625
 2,000,000   6.88%, 8/15/03..............................................    2,032,500
                                                                           -----------
                                                                            10,631,775
                                                                           -----------
             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 7.5%
 2,000,000   7.00%, 2/15/03..............................................    2,035,000
 3,500,000   6.88%, 1/15/05..............................................    3,579,030
                                                                           -----------
                                                                             5,614,030
                                                                           -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 4.0%
 3,000,000   6.50%, 8/15/04..............................................    3,025,350
                                                                           -----------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS....................   21,252,335
                                                                           -----------
             U.S. GOVERNMENT AGENCY MORTGAGES -- 48.7%
             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 40.2%
 3,874,655   Series 2078 (PQ), 6.00%, 7/15/07............................    3,844,200
 8,216,171   Series 2054 (PA), 6.00%, 5/15/17............................    8,145,101
 9,129,495   Series 1590 (F), 6.00%, 1/15/19.............................    9,055,181
 9,213,018   Series 1637 (F), 6.00%, 9/15/21.............................    9,136,642
                                                                           -----------
                                                                            30,181,124
                                                                           -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 8.5%
 3,789,182   Series 1998-26 (PA), 6.00%, 11/18/17........................    3,749,585
 2,626,829   Series 1998-47 (PB), 6.00%, 12/18/18........................    2,598,879
                                                                           -----------
                                                                             6,348,464
                                                                           -----------
             TOTAL U.S. GOVERNMENT AGENCY MORTGAGES......................   36,529,588
                                                                           -----------
             CORPORATE BONDS -- 15.9%
             AUTOMOTIVE -- 1.3%
 1,000,000   DaimlerChrysler AG, 7.13%, 3/1/02...........................      996,250
                                                                           -----------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
November 30, 2000
(Unaudited)

SHARES OR
PRINCIPAL
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         -----
             CORPORATE BONDS (CONTINUED)
             ELECTRONICS -- 1.3%
$1,000,000   Sony Corporation, 6.13%, 3/4/03.............................  $   992,500
                                                                           -----------
             FINANCIAL SERVICES -- 6.8%
 1,000,000   CIT Group, Inc., 6.38%, 10/1/02.............................      988,750
 1,000,000   Ford Motor Credit Corporation, 6.55%, 9/10/02...............      993,750
 1,000,000   General Electric Capital Corporation, 7.00%, 2/3/03.........    1,012,500
 1,000,000   Lehman Brothers, Inc., 7.00%, 10/1/02.......................    1,003,750
 1,000,000   Morgan Stanley Dean Witter, 6.88%, 3/1/03...................    1,003,750
                                                                           -----------
                                                                             5,002,500
                                                                           -----------
             INDUSTRIAL GOODS & SERVICES -- 2.6%
 1,000,000   Baker Hughes, Inc., 5.80%, 2/15/03..........................      980,000
 1,000,000   Ingersoll-Rand Company, 6.38%, 11/19/01.....................      995,000
                                                                           -----------
                                                                             1,975,000
                                                                           -----------
             RAILROADS -- 1.3%
 1,000,000   Consolidated Rail Corporation, 5.58%, 11/15/02..............      978,750
                                                                           -----------
             TELECOMMUNICATIONS -- 1.3%
 1,000,000   Qwest Communications, Inc., 6.13%, 7/15/02..................      987,500
                                                                           -----------
             UTILITIES -- 1.3%
 1,000,000   Detroit Edison Company, 5.93%, 2/1/01.......................      998,750
                                                                           -----------
             TOTAL CORPORATE BONDS.......................................   11,931,250
                                                                           -----------
             MUNICIPAL BONDS -- 1.3%
             PENNSYLVANIA -- 1.3%
 1,000,000   City of Erie, PA, GO, 5.15%, 11/15/01, OID..................      989,710
                                                                           -----------
             TOTAL MUNICIPAL BONDS.......................................      989,710
                                                                           -----------
             INVESTMENT COMPANIES -- 0.5%
   374,592   AIM Treasury Money Market...................................      374,592
                                                                           -----------
             TOTAL INVESTMENT COMPANIES..................................      374,592
                                                                           -----------
             TOTAL INVESTMENTS (Cost $74,715,396)(a) -- 99.5%............   74,683,490
             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%...............      373,482
                                                                           -----------
             NET ASSETS -- 100.0%........................................  $75,056,972
                                                                           ===========

---------------

(a) Cost differs from value by net unrealized depreciation of securities as follows:

            Unrealized appreciation..............................  $ 426,178
            Unrealized depreciation..............................   (458,084)
                                                                   ---------
            Net unrealized depreciation..........................  $ (31,906)
                                                                   =========

 AG -- Aktiengesellschaft (German stock company)
 GO -- General Obligation
 OID -- Original Issue Discount

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments
November 30, 2000
(Unaudited)

 PRINCIPAL
  AMOUNT                          SECURITY DESCRIPTION                         VALUE
 ---------                        --------------------                         -----
              U.S. TREASURY OBLIGATIONS -- 21.3%
              U.S. TREASURY BONDS -- 11.4%
$ 8,000,000   7.25%, 5/15/16..............................................  $  9,233,440
  4,000,000   7.25%, 8/15/22..............................................     4,728,000
  2,000,000   6.25%, 8/15/23..............................................     2,120,820
                                                                            ------------
                                                                              16,082,260
                                                                            ------------
              U.S. TREASURY NOTES -- 9.9%
  5,000,000   6.50%, 8/15/05..............................................     5,206,150
  5,000,000   6.50%, 10/15/06.............................................     5,242,950
  3,500,000   5.63%, 5/15/08..............................................     3,528,630
                                                                            ------------
                                                                              13,977,730
                                                                            ------------
              TOTAL U.S. TREASURY OBLIGATIONS.............................    30,059,990
                                                                            ------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 22.6%
              FEDERAL AGRICULTURAL MORTGAGE CORPORATION -- 0.7%
  1,000,000   5.93%, 6/4/08...............................................       971,940
                                                                            ------------
              FEDERAL FARM CREDIT BANK -- 4.2%
  2,000,000   6.63%, 2/1/02...............................................     2,007,500
  2,000,000   5.63%, 9/2/03...............................................     1,972,900
  2,000,000   5.88%, 7/28/08..............................................     1,935,000
                                                                            ------------
                                                                               5,915,400
                                                                            ------------
              FEDERAL HOME LOAN BANK -- 4.3%
  3,000,000   6.13%, 8/15/03..............................................     2,993,430
  2,000,000   7.13%, 2/15/05..............................................     2,063,960
  1,000,000   6.38%, 8/15/06..............................................     1,003,170
                                                                            ------------
                                                                               6,060,560
                                                                            ------------
              FEDERAL HOME LOAN MORTGAGE CORPORATION -- 3.6%
  1,000,000   7.41%, 4/19/06, Callable 4/19/01 @ 100......................       998,830
  2,000,000   6.63%, 9/15/09..............................................     2,022,500
  2,000,000   6.75%, 9/15/29..............................................     2,038,160
                                                                            ------------
                                                                               5,059,490
                                                                            ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 6.0%
  1,000,000   6.00%, 1/14/05, MTN, Callable 1/14/02 @ 100.................       984,480
  2,000,000   6.49%, 1/19/06, MTN, Callable 1/19/01 @ 100.................     1,978,140
  1,000,000   7.32%, 5/3/06, MTN, Callable 5/3/01 @ 100...................     1,002,990
  1,000,000   7.19%, 11/6/06, MTN, Callable 11/6/01 @ 100.................     1,004,680
  1,000,000   7.33%, 4/2/07, MTN, Callable 4/2/02 @ 100...................     1,011,320
  1,000,000   6.17%, 1/15/08, MTN, Callable 1/15/03 @ 100.................       975,120
  1,000,000   6.16%, 1/23/08, MTN, Callable 1/23/03 @ 100.................       974,510
    500,000   6.51%, 5/6/08, MTN, Callable 5/6/03 @ 100...................       493,510
                                                                            ------------
                                                                               8,424,750
                                                                            ------------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
November 30, 2000
(Unaudited)

 PRINCIPAL
  AMOUNT                          SECURITY DESCRIPTION                         VALUE
 ---------                        --------------------                         -----
              U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
              U.S. GOVERNMENT AGENCY -- 3.8%
$ 2,000,000   Tennessee Valley Authority, 6.38%, 6/15/05..................  $  2,010,000
  3,500,000   Tennessee Valley Authority, 6.00%, 3/15/13..................     3,333,750
                                                                            ------------
                                                                               5,343,750
                                                                            ------------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS....................    31,775,890
                                                                            ------------
              U.S. GOVERNMENT AGENCY MORTGAGES -- 24.6%
              FEDERAL HOME LOAN MORTGAGE CORPORATION -- 2.7%
  3,900,000   Series 2206 (VQ), 7.00%, 8/15/14............................     3,811,626
                                                                            ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.3%
  3,310,125   Pool #253299, 7.00%, 4/1/20.................................     3,278,579
                                                                            ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 19.6%
     35,466   Pool #210311, 9.00%, 6/15/17................................        36,652
     19,573   Pool #271741, 9.00%, 3/15/20................................        20,227
  5,000,000   Series 1999-23 B, 6.50%, 7/20/25............................     4,852,450
  5,000,000   Series 2000-06 BA, 7.00%, 9/20/26...........................     4,936,800
  4,729,875   Pool #510559, 7.00%, 10/15/29...............................     4,708,496
  4,868,543   Pool #510534, 7.50%, 10/15/29...............................     4,921,610
  4,969,335   Pool #529127, 8.00%, 2/15/30................................     5,082,585
  3,044,000   Pool #2000-26 CH, 7.00%, 2/20/30............................     3,067,043
                                                                            ------------
                                                                              27,625,863
                                                                            ------------
              TOTAL U.S. GOVERNMENT AGENCY MORTGAGES......................    34,716,068
                                                                            ------------
              CORPORATE BONDS -- 28.4%
              AEROSPACE/DEFENSE -- 0.7%
    250,000   Raytheon Company, 7.38%, 7/15/25, Callable 7/15/05 @
              102.88......................................................       225,313
    250,000   Rockwell International Corporation, 6.63%, 6/1/05...........       249,375
    500,000   Rockwell International Corporation, 6.15%, 1/15/08..........       465,625
                                                                            ------------
                                                                                 940,313
                                                                            ------------
              AUTOMOTIVE -- 0.7%
  1,000,000   General Motors Corporation, 7.10%, 3/15/06..................     1,005,000
                                                                            ------------
              BEVERAGES -- 0.2%
    250,000   Coca-Cola Company, 6.75%, 9/15/23...........................       230,625
                                                                            ------------
              CHEMICALS -- 0.7%
    500,000   Air Products & Chemicals, Inc., 7.38%, 5/1/05...............       504,374
    250,000   Air Products & Chemicals, Inc., 6.24%, 1/13/10..............       227,188
    250,000   PPG Industries, Inc., 6.88%, 8/1/05.........................       252,813
                                                                            ------------
                                                                                 984,375
                                                                            ------------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
November 30, 2000
(Unaudited)

 PRINCIPAL
  AMOUNT                          SECURITY DESCRIPTION                         VALUE
 ---------                        --------------------                         -----
              CORPORATE BONDS (CONTINUED)
              CONSUMER GOODS & SERVICES -- 1.2%
$   500,000   General Mills, Inc., 5.82%, 2/5/03..........................  $    492,500
  1,000,000   H.J. Heinz Company, 6.00%, 3/15/08..........................       955,000
    250,000   Kimberly-Clark Corporation, 6.88%, 2/15/14..................       251,250
                                                                            ------------
                                                                               1,698,750
                                                                            ------------
              FINANCIAL SERVICES -- 10.8%
    500,000   American General Corporation, 6.75%, 6/15/05................       495,625
    250,000   American General Corporation, 7.50%, 7/15/25................       239,063
  1,000,000   Bank of America Corporation, 6.63%, 6/15/04.................       991,250
    250,000   Bank of America Corporation, 6.88%, 2/15/05.................       249,063
    500,000   Bank of America Corporation, 6.38%, 5/15/05.................       488,125
    350,000   Bank of America Corporation, 7.19%, 7/30/12.................       329,000
    250,000   Bankers Trust Corporation, 6.75%, 10/3/01...................       250,000
    250,000   Bankers Trust Corporation, 7.13%, 7/31/02...................       251,250
    500,000   Bankers Trust Corporation, 7.50%, 11/15/15..................       487,500
  1,000,000   Bear Stearns Company Inc., 7.63%, 2/1/05....................     1,007,499
    250,000   Chase Manhattan Corporation, 6.50%, 1/15/09.................       235,000
    250,000   CIT Group, Inc., 6.38%, 10/1/02.............................       247,188
    250,000   Citigroup, Inc., 6.63%, 9/15/05.............................       248,125
  1,000,000   Ford Motor Credit Corporation, 7.75%, 2/15/07...............     1,009,999
    500,000   General Motors Acceptance Corporation, 5.63%, 2/15/01.......       498,750
  1,000,000   General Motors Acceptance Corporation, 5.35%, 12/7/01.......       987,500
    500,000   Household Finance Corporation, 6.88%, 3/1/07................       483,125
    500,000   Household Finance Corporation, 7.30%, 7/30/12...............       478,125
    500,000   International Lease Finance Corporation, 6.38%, 8/1/02......       498,750
    500,000   ITT Hartford Corporation, 7.30%, 11/1/15....................       483,125
    500,000   Merrill Lynch & Company, 5.75%, 11/4/02.....................       490,625
    500,000   Merrill Lynch & Company, 7.00%, 4/27/08.....................       491,250
    250,000   Merrill Lynch & Company, 6.25%, 10/15/08....................       233,750
  1,000,000   Merrill Lynch & Company, 7.15%, 7/30/12.....................       952,500
  1,000,000   Morgan Stanley Dean Witter, 6.75%, 3/4/03...................       998,750
    500,000   Morgan Stanley Dean Witter, 5.63%, 1/20/04..................       481,875
    250,000   Norwest Corporation, 6.50%, 6/1/05..........................       246,875
    500,000   Salomon SB Holdings, Inc., 7.50%, 5/1/02....................       505,000
    500,000   Salomon SB Holdings, Inc., 6.63%, 7/1/02....................       499,375
    250,000   Salomon SB Holdings, Inc., 6.13%, 1/15/03...................       246,875
    250,000   US Bancorp, 6.88%, 4/1/06...................................       246,875
                                                                            ------------
                                                                              15,351,812
                                                                            ------------
              FINANCIAL SERVICES -- DIVERSIFIED -- 4.6%
    500,000   CNA Financial Corporation, 6.60%, 12/15/08..................       439,375
    500,000   General Electric Capital Corporation, 6.52%, 10/8/02........       501,250
    500,000   General Electric Capital Corporation, 6.10%, 5/24/04........       491,875

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
November 30, 2000
(Unaudited)

 PRINCIPAL
  AMOUNT                          SECURITY DESCRIPTION                         VALUE
 ---------                        --------------------                         -----
              CORPORATE BONDS (CONTINUED)
              FINANCIAL SERVICES -- DIVERSIFIED (CONTINUED)
$   650,000   General Electric Capital Corporation, 6.90%, 9/15/15........  $    654,062
    500,000   IBM Credit Corporation, 7.00%, 11/5/07......................       496,875
    500,000   IBM Credit Corporation, 6.75%, 12/24/07.....................       493,750
    500,000   John Deere Capital Corporation, 6.00%, 2/15/09..............       458,750
    500,000   National Rural Utilities Cooperative Finance Corporation,
              5.95%, 1/15/03..............................................       494,375
    250,000   SBC Communications Capital Corporation, 6.25%, 10/15/02.....       248,750
    500,000   SBC Communications Capital Corporation, 5.88%, 6/1/03.......       491,250
    250,000   SBC Communications Capital Corporation, 7.20%, 10/15/26.....       231,250
    500,000   Texaco Capital, Inc., 5.70%, 12/1/08........................       470,000
    500,000   U.S. Leasing Capital Corporation, 5.95%, 10/15/03...........       486,250
  1,000,000   Xerox Capital Europe PLC, 5.88%, 5/15/04....................       551,250
                                                                            ------------
                                                                               6,509,062
                                                                            ------------
              HEALTH CARE -- 1.0%
    250,000   American Home Products Corporation, 7.25%, 3/1/23...........       244,688
    500,000   Baxter International, Inc., 6.63%, 2/15/28..................       428,750
    500,000   Eli Lilly & Company, 6.25%, 3/15/03.........................       499,375
    250,000   Eli Lilly & Company, 7.13%, 6/1/25..........................       252,500
                                                                            ------------
                                                                               1,425,313
                                                                            ------------
              INDUSTRIAL GOODS & SERVICES -- 0.4%
    500,000   Ingersoll-Rand, 6.26%, 2/15/01..............................       498,750
                                                                            ------------
              RAILROADS -- 1.2%
    250,000   Norfolk Southern Railway Corporation, 5.08%, 7/15/01........       247,500
    500,000   Norfolk Southern Railway Corporation, 7.00%, 6/15/05........       506,250
  1,000,000   Union Tank Car Company, 6.79%, 5/1/10.......................       980,000
                                                                            ------------
                                                                               1,733,750
                                                                            ------------
              RETAIL -- 0.4%
    250,000   J.C. Penney & Company, 6.88%, 10/15/15......................       126,250
    500,000   Sears Roebuck Acceptance Corporation, 6.70%, 11/15/06.......       475,625
                                                                            ------------
                                                                                 601,875
                                                                            ------------
              TELECOMMUNICATIONS -- 3.9%
    500,000   AT&T Corporation, 6.00%, 3/15/09............................       445,625
    500,000   BellSouth Corporation, 6.00%, 10/1/04.......................       491,875
    250,000   Motorola, Inc., 6.50%, 3/1/08...............................       240,625
    250,000   Nortel Networks Corporation, 6.88%, 9/1/23..................       221,875
    250,000   Qwest Communications, Inc., 6.38%, 10/15/02.................       248,438
    500,000   Qwest Communications, Inc., 6.38%, 7/15/08..................       466,875
    250,000   Qwest Communications, Inc., 7.50%, 6/15/23..................       234,688
    500,000   SBC Communications, Inc., 6.50%, 7/1/03.....................       497,499
    500,000   SBC Communications, Inc., 7.00%, 8/15/05....................       507,499
    240,000   SBC Communications, Inc., 7.13%, 8/1/07.....................       244,500

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND
Schedule of Portfolio Investments (continued)
November 30, 2000
(Unaudited)

 SHARES OR
 PRINCIPAL
  AMOUNT                          SECURITY DESCRIPTION                         VALUE
 ---------                        --------------------                         -----
              CORPORATE BONDS (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
$   500,000   Verizon Communications, 5.88%, 9/1/03.......................  $    490,000
  1,000,000   Verizon Communications, 6.00%, 9/1/07.......................       934,999
    250,000   Verizon Communications, 7.25%, 2/15/24......................       230,313
    250,000   Verizon Communications, 7.00%, 7/15/25......................       224,688
                                                                            ------------
                                                                               5,479,499
                                                                            ------------
              UTILITIES -- 2.6%
    500,000   Central Power & Light Company, 6.63%, 7/1/05................       496,874
    250,000   Consolidated Edison Company of New York, Inc., 6.63%,
              7/1/05......................................................       248,125
    250,000   Consolidated Edison Company of New York, Inc., 7.50%,
              6/15/23.....................................................       237,188
    250,000   Duke Energy Corporation, 6.88%, 8/1/23......................       222,500
    250,000   Edison International, 6.50%, 6/1/01.........................       249,063
    250,000   Edison International, 6.90%, 10/1/18........................       222,188
    225,000   Georgia Power Company, 6.63%, 4/1/03........................       223,875
    250,000   Northern States Power Company, 7.13%, 7/1/25................       240,625
    250,000   Pacific Gas & Electric Company, 6.25%, 3/1/04...............       244,375
    250,000   Pacific Gas & Electric Company, 7.25%, 8/1/26...............       230,938
    250,000   Scottish Power PLC, 6.63%, 6/1/07...........................       243,125
    500,000   Virginia Electric & Power Company, 6.75%, 2/1/07............       489,999
    250,000   West Penn Power Company, 6.38%, 6/1/04......................       248,438
                                                                            ------------
                                                                               3,597,313
                                                                            ------------
              TOTAL CORPORATE BONDS.......................................    40,056,437
                                                                            ------------
              INVESTMENT COMPANIES -- 2.3%
  3,219,086   AIM Treasury Money Market...................................     3,219,086
                                                                            ------------
              TOTAL INVESTMENT COMPANIES..................................     3,219,086
                                                                            ------------
              TOTAL INVESTMENTS (Cost $137,330,056)(a) -- 99.2%...........   139,827,471
              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8%...............     1,062,594
                                                                            ------------
              NET ASSETS -- 100.0%........................................  $140,890,065
                                                                            ============

---------------

(a) Cost differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation............................  $ 4,086,956
            Unrealized depreciation............................   (1,589,541)
                                                                 -----------
            Net unrealized appreciation........................  $ 2,497,415
                                                                 ===========

 MTN -- Medium Term Note
 PLC -- Public Limited Company

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments
November 30, 2000
(Unaudited)

 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                         -----
            COMMON STOCKS -- 98.1%
            AEROSPACE/DEFENSE -- 1.1%
  29,000    Northrop Grumman Corporation................................  $  2,445,063
  19,000    Rockwell International Corporation..........................       764,750
                                                                          ------------
                                                                             3,209,813
                                                                          ------------
            AUTOMOTIVE -- 0.9%
  50,000    Ford Motor Company..........................................     1,137,500
  32,000    General Motors Corporation..................................     1,584,000
       1    Visteon Corporation.........................................            10
                                                                          ------------
                                                                             2,721,510
                                                                          ------------
            BEVERAGES -- 3.6%
  52,000    Anheuser Busch Companies, Inc. .............................     2,466,750
  80,000    Coca Cola Company...........................................     5,010,000
  71,000    PepsiCo, Inc. ..............................................     3,221,625
                                                                          ------------
                                                                            10,698,375
                                                                          ------------
            BUSINESS EQUIPMENT & SERVICES -- 1.7%
  16,781    Agilent Technologies, Inc.(b)...............................       875,758
  58,000    America Online(b)...........................................     2,355,380
  17,000    Avery-Dennison Corporation..................................       935,000
  38,000    Ceridian Corporation(b).....................................       871,625
                                                                          ------------
                                                                             5,037,763
                                                                          ------------
            CHEMICALS -- 0.3%
  20,000    Du Pont (E.I.) De Nemours...................................       846,250
                                                                          ------------
            COMPUTER EQUIPMENT -- 4.9%
  21,000    Computer Associates International, Inc. ....................       548,625
  64,000    EMC Corporation(b)..........................................     4,760,000
 241,000    Intel Corporation...........................................     9,188,125
                                                                          ------------
                                                                            14,496,750
                                                                          ------------
            COMPUTER SOFTWARE -- 8.8%
 243,000    Cisco Systems, Inc.(b)......................................    11,633,624
 166,000    Microsoft Corporation(b)....................................     9,524,250
 184,000    Oracle Corporation(b).......................................     4,876,000
                                                                          ------------
                                                                            26,033,874
                                                                          ------------
            COMPUTERS -- 5.6%
  60,000    Compaq Computer Corporation.................................     1,290,000
  99,000    Dell Computer Corporation(b)................................     1,905,750
  88,000    Hewlett Packard Company.....................................     2,783,000
  74,000    International Business Machines Corporation.................     6,919,000
  47,000    Sun Microsystems, Inc.(b)...................................     3,574,938
                                                                          ------------
                                                                            16,472,688
                                                                          ------------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2000
(Unaudited)

 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                         -----
            COMMON STOCKS (CONTINUED)
            CONSUMER GOODS & SERVICES -- 7.7%
  40,000    Colgate-Palmolive Company...................................  $  2,350,000
  58,000    Gillette Company............................................     1,964,750
  20,000    Hershey Foods Corporation...................................     1,265,000
  36,000    Kimberly-Clark Corporation..................................     2,517,750
   5,000    McGraw-Hill Companies, Inc. ................................       265,625
  60,000    Meredith Corporation........................................     1,841,250
  45,000    Procter & Gamble Company....................................     3,369,374
  77,000    The Walt Disney Company(b)..................................     2,228,188
  40,000    Time Warner, Inc. ..........................................     2,480,000
  10,000    Unilever NV -- New York Shares -- ADR.......................       620,625
  30,380    Viacom, Inc., Class B(b)....................................     1,553,178
  25,000    Wrigley (WM.) Jr. Company...................................     2,270,313
                                                                          ------------
                                                                            22,726,053
                                                                          ------------
            DIVERSIFIED -- 7.3%
  52,000    Alcoa, Inc. ................................................     1,465,750
 300,000    General Electric Company....................................    14,868,750
  10,000    Illinois Tool Works, Inc. ..................................       563,125
  38,000    Textron, Inc. ..............................................     1,923,750
  52,000    Tyco International, Ltd. ...................................     2,743,000
                                                                          ------------
                                                                            21,564,375
                                                                          ------------
            ENERGY -- 6.7%
  37,000    BP Amoco PLC -- ADR.........................................     1,755,188
  31,000    Chevron Corporation.........................................     2,538,125
 105,000    Exxon Mobil Corporation.....................................     9,239,999
   8,000    Halliburton Company.........................................       267,000
  87,000    Royal Dutch Petroleum -- New York Shares -- ADR.............     5,192,813
  40,648    Sempra Energy...............................................       993,336
                                                                          ------------
                                                                            19,986,461
                                                                          ------------
            FINANCIAL SERVICES -- 12.3%
  66,000    American Express Company....................................     3,625,875
  62,000    Bank of America Corporation.................................     2,476,125
  48,000    Bank of New York Company, Inc. .............................     2,649,000
  57,000    Chase Manhattan Corporation.................................     2,101,875
 158,001    Citigroup, Inc. ............................................     7,870,424
  56,000    Fannie Mae..................................................     4,424,000
  40,000    FleetBoston Financial Corporation...........................     1,500,000
  54,000    Freddie Mac.................................................     3,263,625
  40,000    Merrill Lynch & Company.....................................     2,315,000
  34,000    Morgan Stanley Dean Witter & Company........................     2,154,750

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2000
(Unaudited)

 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                         -----
            COMMON STOCKS (CONTINUED)
            FINANCIAL SERVICES (CONTINUED)
  30,000    SunTrust Banks, Inc. .......................................  $  1,524,375
  50,000    Wells Fargo & Company.......................................     2,371,875
                                                                          ------------
                                                                            36,276,924
                                                                          ------------
            HEALTH CARE -- 14.9%
  68,000    Abbott Laboratories.........................................     3,744,250
  51,000    American Home Products Corporation..........................     3,066,375
  21,000    Baxter International, Inc. .................................     1,817,813
  79,000    Bristol-Myers Squibb Company................................     5,475,687
  47,000    Eli Lilly & Company.........................................     4,403,313
  50,000    Johnson & Johnson, Inc. ....................................     5,000,000
  93,000    Merck & Company, Inc. ......................................     8,619,937
 189,000    Pfizer, Inc. ...............................................     8,375,062
  68,000    Schering-Plough Corporation.................................     3,812,250
                                                                          ------------
                                                                            44,314,687
                                                                          ------------
            INSURANCE -- 3.6%
  58,000    Allstate Corporation........................................     2,218,500
  87,000    American International Group, Inc. .........................     8,433,563
                                                                          ------------
                                                                            10,652,063
                                                                          ------------
            RETAIL -- 6.2%
  20,000    Circuit City Stores, Inc. ..................................       253,750
  22,000    Gap, Inc. ..................................................       548,625
  66,000    Home Depot, Inc. ...........................................     2,586,375
  60,000    McDonald's Corporation......................................     1,912,500
 140,000    Wal-Mart Stores, Inc. ......................................     7,306,250
 130,000    Walgreen Company............................................     5,793,125
                                                                          ------------
                                                                            18,400,625
                                                                          ------------
            TELECOMMUNICATIONS -- 8.4%
  83,000    AT&T Corporation............................................     1,628,875
  84,000    BellSouth Corporation.......................................     3,512,250
  85,000    Lucent Technologies, Inc. ..................................     1,322,813
  81,000    Motorola, Inc. .............................................     1,625,063
  86,000    Nortel Networks Corporation -- ADR..........................     3,246,500
 120,000    SBC Communications, Inc. ...................................     6,592,499
  49,000    Sprint Corporation..........................................     1,127,000
 105,000    Verizon Communications......................................     5,899,687
                                                                          ------------
                                                                            24,954,687
                                                                          ------------
            TRANSPORTATION & SHIPPING -- 0.6%
   9,000    Burlington Northern Santa Fe Corporation....................       227,813
  34,000    FedEx Corporation(b)........................................     1,629,280
                                                                          ------------
                                                                             1,857,093
                                                                          ------------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2000
(Unaudited)

 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                         -----
            COMMON STOCKS (CONTINUED)
            UTILITIES -- 3.5%
  45,000    Consolidated Edison Company of New York, Inc. ..............  $  1,676,250
  56,000    DTE Energy Company..........................................     2,124,500
  45,000    Entergy Corporation.........................................     1,850,625
  52,000    FirstEnergy Corporation.....................................     1,534,000
 100,000    Southern Company............................................     3,156,250
                                                                          ------------
                                                                            10,341,625
                                                                          ------------
            TOTAL COMMON STOCKS.........................................   290,591,616
                                                                          ------------
            INVESTMENT COMPANIES -- 2.0%
5,930,369   AIM Treasury Money Market...................................     5,930,369
                                                                          ------------
            TOTAL INVESTMENT COMPANIES..................................     5,930,369
                                                                          ------------
            TOTAL INVESTMENTS (Cost $135,458,656)(a) -- 100.1%..........   296,521,985
            LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%.............      (388,059)
                                                                          ------------
            NET ASSETS -- 100.0%........................................  $296,133,926
                                                                          ============

---------------

(a) Cost differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation...........................  $163,302,051
            Unrealized depreciation...........................    (2,238,722)
                                                                ------------
            Net unrealized appreciation.......................  $161,063,329
                                                                ============

(b) Represents non-income producing security.

ADR  --   American Depositary Receipt
 NV  --   Naamloze Vennootschap (Dutch Corporation)
PLC  --   Public Limited Company

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments
November 30, 2000
(Unaudited)

  SHARES                         SECURITY DESCRIPTION                         VALUE
  ------                         --------------------                         -----
             COMMON STOCKS -- 94.0%
             BUSINESS EQUIPMENT & SERVICES -- 8.4%
    22,000   Cintas Corporation..........................................  $ 1,120,625
   165,000   Comdisco, Inc. .............................................    2,010,937
    29,000   Concord EFS, Inc.(b)........................................    1,265,125
    54,200   Reynolds & Reynolds Company.................................    1,006,088
    40,000   Robert Half International, Inc. (b).........................    1,195,000
    16,000   Waters Corporation(b).......................................    1,029,000
                                                                           -----------
                                                                             7,626,775
                                                                           -----------
             CAPITAL GOODS -- 1.6%
    13,000   Newport News Shipbuilding, Inc. ............................      716,625
    20,000   Precision Castparts Corporation.............................      706,250
                                                                           -----------
                                                                             1,422,875
                                                                           -----------
             CHEMICALS -- 1.0%
    26,000   Cabot Corporation...........................................      635,375
     7,292   Cabot Microelectronics Corporation(b).......................      267,981
                                                                           -----------
                                                                               903,356
                                                                           -----------
             COMPUTERS -- 6.3%
    70,000   Electronic Arts, Inc.(b)....................................    2,498,125
    16,000   Fiserv, Inc.(b).............................................      894,000
   120,000   Quantum Corporation Digital Linear Tape & Storage(b)........    1,620,000
    22,000   Rational Software Corporation(b)............................      693,000
                                                                           -----------
                                                                             5,705,125
                                                                           -----------
             CONSUMER GOODS & SERVICES -- 10.4%
    11,000   Banta Corporation...........................................      251,625
    30,000   Carlisle Companies, Inc. ...................................    1,269,375
    29,000   International Game Technologies(b)..........................    1,294,125
    87,000   Jones Apparel Group, Inc.(b)................................    2,843,813
    28,000   Kaydon Corporation..........................................      637,000
    56,299   Lancaster Colony Corporation................................    1,460,255
    12,000   Suiza Foods Corporation(b)..................................      518,250
     2,000   Washington Post Company.....................................    1,154,250
                                                                           -----------
                                                                             9,428,693
                                                                           -----------
             ELECTRONICS -- 4.9%
    56,000   Atmel Corporation(b)........................................      540,750
    14,000   Cypress Semiconductor Corporation(b)........................      295,750
    22,000   Jabil Circuit, Inc.(b)......................................      687,500
    18,000   Microchip Technology, Inc.(b)...............................      420,750
     9,000   QLogic Corporation(b).......................................      728,438
    18,000   SCI Systems, Inc.(b)........................................      482,625

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2000
(Unaudited)

  SHARES                         SECURITY DESCRIPTION                         VALUE
  ------                         --------------------                         -----
             COMMON STOCKS (CONTINUED)
             ELECTRONICS (CONTINUED)
    16,500   Vishay Intertechnology, Inc.(b).............................  $   311,438
    22,000   Vitesse Semiconductor(b)....................................      948,749
                                                                           -----------
                                                                             4,416,000
                                                                           -----------
             ENERGY -- 12.1%
    26,000   BJ Services Company(b)......................................    1,384,500
     2,000   Black Hills Corporation.....................................       68,250
    32,000   Calpine Corporation(b)......................................    1,136,000
    36,000   Dynergy, Inc., Class A......................................    1,593,000
    18,000   ENSCO International, Inc. ..................................      437,625
    52,000   Keyspan Corporation.........................................    1,982,500
    17,000   Nabors Industries, Inc.(b)..................................      746,980
    17,000   Noble Drilling Corporation(b)...............................      489,813
    40,000   Smith International, Inc.(b)................................    2,322,500
    30,000   Valero Energy...............................................      943,125
                                                                           -----------
                                                                            11,104,293
                                                                           -----------
             FINANCIAL SERVICES -- 10.3%
    32,000   City National Corporation...................................    1,058,000
    43,000   Dime Bancorp, Inc. .........................................    1,069,625
    37,000   E*Trade Group, Inc.(b)......................................      296,000
    77,000   Edwards (A.G.), Inc. .......................................    3,450,563
    22,000   Legg Mason, Inc. ...........................................    1,003,750
    14,000   Marshall & Ilsley Corporation...............................      596,750
    41,694   Wells Fargo & Company.......................................    1,977,859
                                                                           -----------
                                                                             9,452,547
                                                                           -----------
             HEALTH CARE -- 16.1%
    30,000   Beckman Coulter, Inc. ......................................    2,298,750
    10,000   Forest Laboratories, Inc., Class A(b).......................    1,355,000
    60,000   Ivax Corporation(b).........................................    2,464,200
    24,000   Millennium Pharmaceuticals(b)...............................    1,165,500
    70,000   Mylan Laboratories, Inc. ...................................    1,675,625
   108,000   Stryker Corporation.........................................    5,757,749
                                                                           -----------
                                                                            14,716,824
                                                                           -----------
             INSURANCE -- 1.3%
    18,000   The PMI Group, Inc. ........................................    1,144,125
                                                                           -----------
             RESEARCH & DEVELOPMENT -- 4.1%
    26,000   Chiron Corporation(b).......................................    1,062,750
    30,000   Genzyme Corporation, General Division(b)....................    2,634,375
                                                                           -----------
                                                                             3,697,125
                                                                           -----------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2000
(Unaudited)

SHARES OR
PRINCIPAL
  AMOUNT                         SECURITY DESCRIPTION                         VALUE
---------                        --------------------                         -----
             COMMON STOCKS (CONTINUED)
             RETAIL -- 3.2%
    28,000   BJ's Wholesale Club, Inc.(b)................................  $   939,750
     5,206   Delhaize America, Inc. Class A..............................       87,851
    13,500   Dollar Tree Stores, Inc.(b).................................      502,875
    28,000   Outback Steakhouse(b).......................................      761,250
     9,000   Payless Shoesource, Inc.(b).................................      600,750
                                                                           -----------
                                                                             2,892,476
                                                                           -----------
             TECHNOLOGY -- 3.9%
    60,000   American Power Conversion Corporation(b)....................      705,000
    76,500   Cadence Design Systems, Inc.(b).............................    1,792,969
    24,000   Intuit, Inc.(b).............................................    1,093,500
                                                                           -----------
                                                                             3,591,469
                                                                           -----------
             TELECOMMUNICATIONS -- 1.0%
     6,000   Adtran, Inc.(b).............................................      209,625
     8,000   Telephone & Data Systems, Inc. .............................      722,400
                                                                           -----------
                                                                               932,025
                                                                           -----------
             UTILITIES -- 9.4%
    43,000   Allegheny Energy, Inc. .....................................    1,795,250
    28,000   Allete Company..............................................      640,500
    38,700   Cleco Corporation...........................................    1,811,644
    94,000   Energy East Corporation.....................................    1,903,499
    16,000   Public Service Company of New Mexico........................      387,000
    33,000   Puget Sound Energy, Inc. ...................................      864,188
    40,000   SCANA Corporation...........................................    1,127,500
                                                                           -----------
                                                                             8,529,581
                                                                           -----------
             TOTAL COMMON STOCKS.........................................   85,563,289
                                                                           -----------
             U.S. TREASURY OBLIGATIONS -- 2.2%
             U.S. TREASURY NOTES -- 2.2%
$2,000,000   6.18%, 2/22/01..............................................    1,972,100
                                                                           -----------
             TOTAL U.S. TREASURY OBLIGATIONS.............................    1,972,100
                                                                           -----------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2000
(Unaudited)

  SHARES                         SECURITY DESCRIPTION                         VALUE
  ------                         --------------------                         -----
             INVESTMENT COMPANIES -- 4.1%
 3,739,540   AIM Treasury Money Market...................................  $ 3,739,540
                                                                           -----------
             TOTAL INVESTMENT COMPANIES..................................    3,739,540
                                                                           -----------
             TOTAL INVESTMENTS (Cost $62,597,648)(a) -- 100.3%...........   91,274,929
             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3)%.............     (260,989)
                                                                           -----------
             NET ASSETS -- 100.0%........................................  $91,013,940
                                                                           ===========

---------------

(a) Cost differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation............................  $33,153,279
            Unrealized depreciation............................   (4,475,998)
                                                                 -----------
            Net unrealized appreciation........................  $28,677,281
                                                                 ===========

(b) Represents non-income producing security.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments
November 30, 2000
(Unaudited)

 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                         -----
            COMMON STOCKS -- 94.3%
            BUSINESS EQUIPMENT & SERVICES -- 10.7%
   8,000    Choicepoint, Inc.(b)........................................  $   421,000
   5,000    F.Y.I., Inc.(b).............................................      145,625
   7,000    FactSet Research Systems, Inc. .............................      224,700
   4,000    HNC Software, Inc.(b).......................................       92,000
  15,000    Insight Enterprises, Inc.(b)................................      330,000
  10,000    Jack Henry & Associates, Inc. ..............................      536,250
   4,000    National Data Corporation...................................      131,000
   6,000    Pre-Paid Legal Services, Inc.(b)............................      173,625
  10,000    RSA Security, Inc.(b).......................................      430,000
  13,000    Tetra Technology, Inc.(b)...................................      454,188
  10,000    United Stationers, Inc.(b)..................................      257,500
  15,000    Zebra Technologies, Class A(b)..............................      628,124
                                                                          -----------
                                                                            3,824,012
                                                                          -----------
            CAPITAL GOODS -- 5.4%
  14,000    C&D Technologies, Inc. .....................................      570,500
   4,000    Coherent, Inc.(b)...........................................      116,000
   6,000    Electro Scientific Industries, Inc.(b)......................      143,250
  10,000    Graco, Inc. ................................................      363,125
   6,000    Insituform Technologies, Inc.(b)............................      204,375
  10,000    Methode Electronics.........................................      205,625
   4,000    Technitrol, Inc. ...........................................      150,000
   5,000    Vicor Corporation(b)........................................      157,500
                                                                          -----------
                                                                            1,910,375
                                                                          -----------
            CONSUMER DURABLE -- 2.6%
   7,000    Copart, Inc.(b).............................................      119,000
  10,000    Gentex Corporation(b).......................................      173,750
  12,000    Harman International Industries, Inc. ......................      438,000
   5,000    Polaris Industries, Inc. ...................................      184,063
                                                                          -----------
                                                                              914,813
                                                                          -----------
            CONSUMER NON-DURABLE -- 4.6%
  15,000    Constellation Brands, Inc.(b)...............................      735,000
   5,000    Michael Foods, Inc. ........................................      131,250
   2,000    Performance Food Group Company(b)...........................       90,500
   7,000    Smithfield Foods, Inc.(b)...................................      197,750
  10,000    Timberland Company, Class A(b)..............................      490,000
                                                                          -----------
                                                                            1,644,500
                                                                          -----------
            CONSUMER SERVICES -- 0.7%
   4,000    Anchor Gaming(b)............................................      151,000
  15,000    Midway Games, Inc.(b).......................................      115,313
                                                                          -----------
                                                                              266,313
                                                                          -----------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2000
(Unaudited)

 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                         -----
            COMMON STOCKS (CONTINUED)
            ENERGY -- 6.2%
   2,000    Atwood Oceanics, Inc.(b)....................................  $    63,125
   7,000    Barrett Resources Corporation(b)............................      270,375
  20,000    Cross Timbers Oil Company...................................      397,499
   8,000    HS Resources, Inc.(b).......................................      259,500
  10,000    Newfield Exploration Company(b).............................      365,000
   7,000    Pride International, Inc.(b)................................      132,563
   6,000    St. Mary Land & Exploration Company.........................      138,000
   7,000    Swift Energy Company(b).....................................      214,375
  20,000    Vintage Petroleum, Inc. ....................................      383,750
                                                                          -----------
                                                                            2,224,187
                                                                          -----------
            FINANCIAL SERVICES -- 12.1%
  20,000    Americredit Corporation(b)..................................      416,250
  14,000    Arthur J. Gallagher & Company...............................      825,999
   5,000    Barra, Inc.(b)..............................................      286,250
   3,000    Commerce Bancorp, Inc. .....................................      171,188
  10,000    Cullen/Frost Bankers, Inc. .................................      322,500
   6,000    Dain Rauscher Corporation...................................      562,500
  14,000    Eaton Vance Corporation.....................................      320,250
   4,000    Investors Financial Services Corporation....................      264,000
  10,000    Radian Group, Inc. .........................................      649,999
  10,000    Raymond James Financial, Inc. ..............................      282,500
   3,000    Southwest Bank of Texas(b)..................................      107,250
   5,000    Southwest Securities Group, Inc. ...........................      100,313
                                                                          -----------
                                                                            4,308,999
                                                                          -----------
            HEALTH CARE -- 13.5%
   4,000    Alpharma, Inc. .............................................      136,500
   5,000    Barr Laboratories, Inc.(b)..................................      301,563
  15,000    Bindley Western Industries, Inc. ...........................      472,500
   4,000    Cephalon, Inc.(b)...........................................      185,000
   5,000    COR Therapeutics, Inc.(b)...................................      177,188
   5,000    Datascope Corporation.......................................      164,688
   5,000    Enzo Biochem, Inc.(b).......................................      142,500
   5,000    King Pharmaceuticals, Inc.(b)...............................      243,750
   4,000    Medicis Pharmaceutical Corporation, Class A(b)..............      254,000
  20,000    Orthodontic Centers of America, Inc.(b).....................      607,499
  25,000    Patterson Dental Company(b).................................      743,749
   6,000    Pharmaceutical Product Development, Inc.(b).................      219,750
   3,000    PolyMedica, Corp.(b)........................................       68,438
   8,000    Priority Healthcare Corporation, Series B(b)................      218,000
   6,000    Regeneron Pharmaceutical, Inc.(b)...........................      146,250

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2000
(Unaudited)

 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                         -----
            COMMON STOCKS (CONTINUED)
            HEALTH CARE (CONTINUED)
   6,000    Resmed, Inc.(b).............................................  $   210,375
   5,000    Universal Health Services(b)................................      512,187
                                                                          -----------
                                                                            4,803,937
                                                                          -----------
            RAW MATERIALS -- 3.9%
  12,000    Cambrex Corporation.........................................      436,500
  15,000    Mueller Industries, Inc.(b).................................      345,000
   5,000    Stillwater Mining Company(b)................................      168,450
   5,000    Techne Corporation(b).......................................      445,000
                                                                          -----------
                                                                            1,394,950
                                                                          -----------
            RETAIL -- 6.1%
  10,000    Cato Corporation............................................      136,250
   5,000    Dress Barn, Inc.(b).........................................      116,875
  10,000    Jack in the Box, Inc.(b)....................................      270,000
  10,000    Men's Wearhouse(b)..........................................      233,750
  10,000    Pier 1 Imports, Inc. .......................................      110,625
  20,000    Ruby Tuesday, Inc. .........................................      303,750
   4,000    Sonic Corporation(b)........................................      156,000
   8,000    Stein Mart, Inc.(b).........................................      111,500
   9,000    The Cheesecake Factory, Inc.(b).............................      389,813
  15,000    Zale Corporation(b).........................................      360,000
                                                                          -----------
                                                                            2,188,563
                                                                          -----------
            SHELTER -- 3.4%
  27,250    D. R. Horton, Inc. .........................................      505,828
  18,700    MDC Holdings, Inc. .........................................      524,769
   5,000    Toll Brothers, Inc.(b)......................................      199,375
                                                                          -----------
                                                                            1,229,972
                                                                          -----------
            TECHNOLOGY -- 17.3%
   6,000    Actel Corporation(b)........................................      136,125
   8,000    Aeroflex, Inc.(b)...........................................      166,500
   3,000    Alliant Techsystems, Inc.(b)................................      184,500
  12,000    Alpha Industries, Inc.(b)...................................      366,750
   5,000    Anixter International, Inc.(b)..............................       93,125
   5,000    APW Limited(b)..............................................      193,125
  15,000    Artesyn Technologies, Inc.(b)...............................      515,624
   7,000    Black Box Corporation(b)....................................      391,125
  15,000    C-Cube Microsystems, Inc.(b)................................      226,875
  15,000    Cable Design Technologies Corporation(b)....................      225,000
   5,000    Cognex Corporation(b).......................................       87,813
   7,000    CTS Corporation.............................................      252,438
  20,000    Dallas Semiconductor........................................      591,249
  10,000    DMC Stratex Networks, Inc.(b)...............................      131,875

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2000
(Unaudited)

 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                         -----
            COMMON STOCKS (CONTINUED)
            TECHNOLOGY (CONTINUED)
   6,000    Filenet Corporation(b)......................................  $   157,125
  20,000    Kemet Corporation(b)........................................      350,000
   9,800    Kronos, Inc.(b).............................................      338,100
   4,000    Kulicke & Soffa Industries(b)...............................       37,375
   5,000    National Instruments Corporation(b).........................      199,375
   3,000    Park Electrochemical Corporation............................      106,313
  15,000    Plantronics, Inc.(b)........................................      586,874
   5,000    Plexus Corporation(b).......................................      202,500
   4,000    Proxim, Inc.(b).............................................      185,250
   7,000    Silicon Valley Group, Inc.(b)...............................      180,688
   5,000    Standard Microsystems Corporation(b)........................       97,188
  10,000    Verity, Inc.(b).............................................      145,625
                                                                          -----------
                                                                            6,148,537
                                                                          -----------
            TRANSPORTATION -- 3.5%
  20,000    Arkansas Best Corporation(b)................................      293,750
   5,000    Expeditors International of Washington, Inc. ...............      259,375
   5,000    Landstar System, Inc.(b)....................................      270,938
   3,000    SkyWest, Inc. ..............................................      178,500
  10,000    U.S. Freightways Corporation................................      261,250
                                                                          -----------
                                                                            1,263,813
                                                                          -----------
            UTILITIES -- 4.3%
  11,000    CH Energy Group, Inc. ......................................      448,250
  20,000    Energen Corporation.........................................      571,250
  11,500    Piedmont Natural Gas Company, Inc. .........................      380,219
   4,000    RGS Energy Group, Inc. .....................................      121,500
                                                                          -----------
                                                                            1,521,219
                                                                          -----------
            TOTAL COMMON STOCKS.........................................   33,644,190
                                                                          -----------

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2000
(Unaudited)

 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                         -----
            INVESTMENT COMPANIES -- 5.8%
1,066,057   AIM Treasury Money Market...................................  $ 1,066,057
1,000,000   Dreyfus New York Money Market...............................    1,000,000
                                                                          -----------
            TOTAL INVESTMENT COMPANIES..................................    2,066,057
                                                                          -----------
            TOTAL INVESTMENTS (Cost $32,905,919)(a) -- 100.1%...........   35,710,247
            LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%.............      (24,450)
                                                                          -----------
            NET ASSETS -- 100.0%........................................  $35,685,797
                                                                          ===========

---------------

(a) Cost differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation............................  $ 6,839,421
            Unrealized depreciation............................   (4,035,093)
                                                                 -----------
            Net unrealized appreciation........................  $ 2,804,328
                                                                 ===========

(b) Represents non-income producing security.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LEADERS EQUITY FUND
Schedule of Portfolio Investments
November 30, 2000
(Unaudited)

 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                         -----
            COMMON STOCKS -- 97.0%
            AEROSPACE/DEFENSE -- 5.7%
   7,500    Boeing Company..............................................  $    517,969
   4,800    Northrop Grumman Corporation................................       404,700
                                                                          ------------
                                                                               922,669
                                                                          ------------
            AIRLINES -- 2.9%
  15,000    Southwest Airlines Company..................................       473,438
                                                                          ------------
            BUSINESS EQUIPMENT & SERVICES -- 13.9%
  11,600    Acxiom Corporation(b).......................................       417,600
   8,000    Paychex, Inc. ..............................................       465,000
  12,500    Robert Half International, Inc.(b)..........................       373,438
   6,700    SEI Corporation.............................................       596,718
   7,200    Sysco Corporation...........................................       397,800
                                                                          ------------
                                                                             2,250,556
                                                                          ------------
            COMPUTER EQUIPMENT -- 4.9%
  13,900    Cirrus Logic, Inc.(b).......................................       328,388
  19,500    Mentor Graphics Corporation(b)..............................       460,687
                                                                          ------------
                                                                               789,075
                                                                          ------------
            COMPUTER SOFTWARE -- 6.1%
   5,400    Adobe Systems, Inc. ........................................       342,225
   9,000    DST Systems, Inc.(b)........................................       642,938
                                                                          ------------
                                                                               985,163
                                                                          ------------
            CONSUMER GOODS & SERVICES -- 3.3%
  12,000    International Game Technologies(b)..........................       535,500
                                                                          ------------
            ENERGY -- 15.3%
   9,600    Calpine Corporation(b)......................................       340,800
   6,000    Coastal Corporation.........................................       439,500
   7,700    Devon Energy Corporation....................................       379,225
   4,800    Exxon Mobil Corporation.....................................       422,400
  16,000    Questar Corporation.........................................       446,000
  15,400    Utilicorp United, Inc. .....................................       454,299
                                                                          ------------
                                                                             2,482,224
                                                                          ------------
            FINANCIAL SERVICES -- 2.1%
   6,000    Merrill Lynch & Company.....................................       347,250
                                                                          ------------
            HEALTH CARE -- 17.9%
   3,200    Forest Laboratories, Inc., Class A(b).......................       433,600
  12,600    HCA-The Healthcare Company..................................       522,112

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LEADERS EQUITY FUND
Schedule of Portfolio Investments (continued)
November 30, 2000
(Unaudited)

 SHARES                         SECURITY DESCRIPTION                         VALUE
 ------                         --------------------                         -----
            COMMON STOCKS (CONTINUED)
            HEALTH CARE (CONTINUED)
   9,500    King Pharmaceuticals, Inc.(b)...............................  $    463,125
  12,000    Oxford Health(b)............................................       486,750
   3,700    Quest Diagnostics, Inc.(b)..................................       415,788
   4,900    UnitedHealth Group Inc. ....................................       574,830
                                                                          ------------
                                                                             2,896,205
                                                                          ------------
            INSURANCE -- 8.3%
   3,500    CIGNA Corporation...........................................       461,125
  18,000    Old Republic International Corporation......................       469,125
   6,500    The PMI Group, Inc. ........................................       413,156
                                                                          ------------
                                                                             1,343,406
                                                                          ------------
            RESIDENTIAL BUILDING CONSTRUCTION -- 5.7%
  12,700    Lennar Corporation..........................................       402,431
  13,300    Pulte Corporation...........................................       513,713
                                                                          ------------
                                                                               916,144
                                                                          ------------
            RESTAURANTS -- 5.5%
  10,800    Brinker International, Inc.(b)..............................       441,450
  17,300    Darden Restaurants, Inc. ...................................       456,288
                                                                          ------------
                                                                               897,738
                                                                          ------------
            UTILITIES -- 5.4%
   8,500    Idacorp, Inc. ..............................................       426,063
  11,400    Reliant Energy, Inc. .......................................       447,450
                                                                          ------------
                                                                               873,513
                                                                          ------------
            TOTAL COMMON STOCKS.........................................    15,712,881
                                                                          ------------
            INVESTMENT COMPANIES -- 7.4%
 698,655    AIM Treasury Money Market...................................       698,655
 500,000    Dreyfus New York Money Market...............................       500,000
                                                                          ------------
            TOTAL INVESTMENT COMPANIES..................................     1,198,655
                                                                          ------------
            TOTAL INVESTMENTS (Cost $16,830,157)(a) -- 104.4%...........    16,911,536
            LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.4)%.............      (719,796)
                                                                          ------------
            NET ASSETS -- 100.0%........................................  $ 16,191,740
                                                                          ============

---------------

(a) Cost differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation...........................  $    899,407
            Unrealized depreciation...........................      (818,028)
                                                                ------------
            Net unrealized appreciation.......................  $     81,379
                                                                ============

(b) Represents non-income producing security.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Assets and Liabilities
November 30, 2000
(Unaudited)

                                                                              THE SHORT TERM    THE INTERMEDIATE
                                                               THE MONEY        GOVERNMENT      TERM GOVERNMENT
                                                              MARKET FUND      INCOME FUND        INCOME FUND
                                                              ------------    --------------    ----------------
ASSETS:
Investments, at value (cost $612,462,301, $74,715,396 and
  $137,330,056, respectively)...............................  $612,462,301     $74,683,490        $139,827,471
Interest and dividends receivable...........................     3,325,035         760,581           1,832,640
Prepaid expenses............................................        17,213           4,131               5,249
                                                              ------------     -----------        ------------
TOTAL ASSETS................................................   615,804,549      75,448,202         141,665,360
                                                              ------------     -----------        ------------
LIABILITIES:
Dividends payable...........................................     3,003,014         344,796             687,303
Accrued expenses and other liabilities:
  Advisory..................................................        96,457          25,030              51,245
  Administration............................................         4,683           1,238               2,283
  Distribution..............................................        16,588             925               2,090
  Custodian.................................................        19,291           2,503               4,555
  Other.....................................................        79,029          16,738              27,819
                                                              ------------     -----------        ------------
TOTAL LIABILITIES...........................................     3,219,062         391,230             775,295
                                                              ------------     -----------        ------------
NET ASSETS..................................................  $612,585,487     $75,056,972        $140,890,065
                                                              ============     ===========        ============
COMPOSITION OF NET ASSETS:
Capital.....................................................  $612,587,225     $78,163,822        $148,210,132
Accumulated net investment income/(loss)....................        15,546         (21,156)            (47,506)
Accumulated net realized losses from investment
  transactions..............................................       (17,284)     (3,053,788)         (9,769,976)
Net unrealized appreciation/(depreciation) from investment
  transactions..............................................            --         (31,906)          2,497,415
                                                              ------------     -----------        ------------
NET ASSETS..................................................  $612,585,487     $75,056,972        $140,890,065
                                                              ============     ===========        ============
INSTITUTIONAL CLASS SHARES:
Net Assets..................................................  $532,880,109     $70,420,885        $130,885,435
Shares outstanding..........................................   532,879,677       7,172,523          13,080,119
Net Asset Value, Offering Price and Redemption Price per
  share.....................................................  $       1.00     $      9.82        $      10.01
                                                              ============     ===========        ============
CLASS A SHARES:
Net Assets..................................................  $ 79,574,200     $ 4,636,087        $  9,881,175
Shares outstanding..........................................    79,576,369         472,273             988,288
Net Asset Value and Redemption Price per share..............  $       1.00     $      9.82        $      10.00
                                                              ============     ===========        ============
Maximum sales charge........................................           N/A            3.00%               5.25%
                                                              ============     ===========        ============
Maximum Offering Price per share (Net Asset
  Value/(100%-maximum
  sales charge).............................................  $       1.00     $     10.12        $      10.55
                                                              ============     ===========        ============
CLASS B SHARES:
Net Assets..................................................  $    131,178                        $    123,455
Shares outstanding..........................................       131,179                              12,343
Net Asset Value, Offering Price and Redemption Price per
  share*....................................................  $       1.00                        $      10.00
                                                              ============                        ============

---------------

* Redemption Price varies based on length of time that shares are held.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Assets and Liabilities (continued)
November 30, 2000
(Unaudited)

                                                              THE LARGE CAP    THE MID CAP
                                                               EQUITY FUND     EQUITY FUND
                                                              -------------    -----------
ASSETS:
Investments, at value (cost $135,458,656 and $62,597,648,
  respectively).............................................  $296,521,985     $91,274,929
Interest and dividends receivable...........................       493,265          64,191
Receivable for capital shares issued........................         5,451              --
Receivable for investments sold.............................        91,855              --
Prepaid expenses............................................        13,094           9,999
                                                              ------------     -----------
TOTAL ASSETS................................................   297,125,650      91,349,119
                                                              ------------     -----------
LIABILITIES:
Dividends payable...........................................       194,237              --
Payable for capital shares redeemed.........................       552,968         238,226
Accrued expenses and other liabilities:
  Advisory..................................................       152,470          59,962
  Administration............................................         4,950           1,535
  Distribution..............................................        15,867           3,656
  Custodian.................................................        10,165           3,198
  Other.....................................................        61,067          28,602
                                                              ------------     -----------
TOTAL LIABILITIES...........................................       991,724         335,179
                                                              ------------     -----------
NET ASSETS..................................................  $296,133,926     $91,013,940
                                                              ============     ===========
COMPOSITION OF NET ASSETS:
Capital.....................................................  $133,228,834     $58,054,589
Accumulated net investment loss.............................        (5,415)       (102,273)
Accumulated net realized gains from investment
  transactions..............................................     1,847,178       4,384,343
Net unrealized appreciation from investment transactions....   161,063,329      28,677,281
                                                              ------------     -----------
NET ASSETS..................................................  $296,133,926     $91,013,940
                                                              ============     ===========
INSTITUTIONAL CLASS SHARES:
Net Assets..................................................  $243,578,679     $76,349,194
Shares outstanding..........................................     9,826,813       5,044,792
Net Asset Value, Offering Price and Redemption Price per
  share.....................................................  $      24.79     $     15.13
                                                              ============     ===========
CLASS A SHARES:
Net Assets..................................................  $ 45,887,172     $14,241,988
Shares outstanding..........................................     1,856,160         946,075
Net Asset Value and Redemption Price per share..............  $      24.72     $     15.05
                                                              ============     ===========
Maximum sales charge........................................          5.25%           5.25%
                                                              ============     ===========
Maximum Offering Price per share (Net Asset
  Value/(100%-maximum
  sales charge).............................................  $      26.09     $     15.88
                                                              ============     ===========
CLASS B SHARES:
Net Assets..................................................  $  6,668,075     $   422,758
Shares outstanding..........................................       272,912          28,674
Net Asset Value, Offering Price and Redemption Price per
  share*....................................................  $      24.43     $     14.74
                                                              ============     ===========

---------------

* Redemption Price varies based on length of time that shares are held.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Assets and Liabilities (continued)
November 30, 2000
(Unaudited)

                                                                THE SMALL CAP     THE LEADERS
                                                                 EQUITY FUND      EQUITY FUND
                                                                -------------     -----------
ASSETS:
Investments, at value (cost $32,905,919 and $16,830,157,
  respectively).............................................    $ 35,710,247      $16,911,536
Interest and dividends receivable...........................          14,671           17,269
Receivable for capital shares issued........................              --            7,865
Receivable for investments sold.............................              --        1,998,833
Deferred organization costs.................................           3,646               --
Prepaid expenses............................................           3,811           25,346
                                                                ------------      -----------
TOTAL ASSETS................................................      35,732,375       18,960,849
                                                                ------------      -----------
LIABILITIES:
Payable for investments purchased...........................              --        2,753,905
Payable for capital shares redeemed.........................              --              585
Accrued expenses and other liabilities:
  Advisory..................................................          25,605            7,162
  Administration............................................             624              267
  Distribution..............................................             867              348
  Custodian.................................................           1,280              510
  Other.....................................................          18,202            6,332
                                                                ------------      -----------
TOTAL LIABILITIES...........................................          46,578        2,769,109
                                                                ------------      -----------
NET ASSETS..................................................    $ 35,685,797      $16,191,740
                                                                ============      ===========
COMPOSITION OF NET ASSETS:
Capital.....................................................    $ 43,705,666      $18,561,564
Accumulated net investment loss.............................        (125,828)          (2,064)
Accumulated net realized losses from investment
  transactions..............................................     (10,698,369)      (2,449,139)
Net unrealized appreciation from investment transactions....       2,804,328           81,379
                                                                ------------      -----------
NET ASSETS..................................................    $ 35,685,797      $16,191,740
                                                                ============      ===========
INSTITUTIONAL CLASS SHARES:
Net Assets..................................................    $ 32,272,234      $15,137,208
Shares outstanding..........................................       3,879,989        1,792,814
Net Asset Value, Offering Price and Redemption Price per
  share.....................................................    $       8.32      $      8.44
                                                                ============      ===========
CLASS A SHARES:
Net Assets..................................................    $  3,363,491      $   816,981
Shares outstanding..........................................         407,825           96,833
Net Asset Value and Redemption Price per share..............    $       8.25      $      8.44
                                                                ============      ===========
Maximum sales charge........................................            5.25%            5.25%
                                                                ============      ===========
Maximum Offering Price per share (Net Asset
  Value/(100%-maximum
  sales charge).............................................    $       8.71      $      8.91
                                                                ============      ===========
CLASS B SHARES:
Net Assets..................................................    $     50,072      $   237,551
Shares outstanding..........................................           6,163           28,190
Net Asset Value, Offering Price and Redemption Price per
  share*....................................................    $       8.12      $      8.43
                                                                ============      ===========

---------------

* Redemption Price varies based on length of time that shares are held.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Operations
For the six months ended November 30, 2000
(Unaudited)

                                                                    THE SHORT TERM   THE INTERMEDIATE
                                                       THE MONEY      GOVERNMENT     TERM GOVERNMENT
                                                      MARKET FUND    INCOME FUND       INCOME FUND
                                                      -----------   --------------   ----------------
INVESTMENT INCOME:
Interest............................................  $18,382,877     $2,539,420       $ 4,768,608
Dividend............................................       26,857         25,268            56,918
                                                      -----------     ----------       -----------
  TOTAL INVESTMENT INCOME...........................   18,409,734      2,564,688         4,825,526
                                                      -----------     ----------       -----------
EXPENSES:
Advisory............................................      836,269        164,969           355,371
Administration......................................      418,136         61,864           106,612
Distribution:
  Class A Shares....................................      138,912          7,068            11,472
  Class B Shares....................................        1,402             --               513
Accounting..........................................       21,493         20,405            29,916
Custodian...........................................      111,503         16,497            28,430
Transfer agent......................................       52,335         20,245            33,477
Other...............................................      101,107         17,513            27,911
                                                      -----------     ----------       -----------
  Total expenses before voluntary fee reductions....    1,681,157        308,561           593,702
  Voluntary fee reductions..........................     (541,539)        (2,024)          (38,821)
                                                      -----------     ----------       -----------
  NET EXPENSES......................................    1,139,618        306,537           554,881
                                                      -----------     ----------       -----------
NET INVESTMENT INCOME...............................   17,270,116      2,258,151         4,270,645
                                                      -----------     ----------       -----------
NET REALIZED/UNREALIZED GAINS/(LOSSES) FROM
  INVESTMENTS:
Net realized losses from investment transactions....           --       (198,458)         (266,623)
Change in unrealized appreciation/depreciation from
  investments.......................................           --      1,506,004         6,548,383
                                                      -----------     ----------       -----------
Net realized/unrealized gains/(losses) from
  investments.......................................           --      1,307,546         6,281,760
                                                      -----------     ----------       -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS......  $17,270,116     $3,565,697       $10,552,405
                                                      ===========     ==========       ===========

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Operations (continued)
For the six months ended November 30, 2000
(Unaudited)

                                                              THE LARGE CAP   THE MID CAP
                                                               EQUITY FUND    EQUITY FUND
                                                              -------------   -----------
INVESTMENT INCOME:
Interest....................................................  $          --   $    3,462
Dividend....................................................      1,986,117      532,831
                                                              -------------   ----------
  TOTAL INVESTMENT INCOME...................................      1,986,117      536,293
                                                              -------------   ----------
EXPENSES:
Advisory....................................................      1,019,125      412,034
Administration..............................................        254,783       82,407
Distribution:
  Class A Shares............................................         88,944       28,371
  Class B Shares............................................         37,238        2,732
Accounting..................................................         23,013       22,840
Custodian...................................................         67,942       21,975
Transfer agent..............................................         87,903       47,491
Other.......................................................         66,998       28,842
                                                              -------------   ----------
  Total expenses before voluntary fee reductions............      1,645,946      646,692
  Voluntary fee reductions..................................        (25,476)      (8,126)
                                                              -------------   ----------
  NET EXPENSES..............................................      1,620,470      638,566
                                                              -------------   ----------
NET INVESTMENT INCOME/(LOSS)................................        365,647     (102,273)
                                                              -------------   ----------
NET REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions.............      5,998,619    3,489,806
Change in unrealized appreciation/depreciation from
  investments...............................................    (26,696,909)     698,359
                                                              -------------   ----------
Net realized/unrealized gains/(losses) from investments.....    (20,698,290)   4,188,165
                                                              -------------   ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............  ($ 20,332,643)  $4,085,892
                                                              =============   ==========

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Operations (continued)
For the six months ended November 30, 2000
(Unaudited)

                                                               THE SMALL CAP    THE LEADERS
                                                                EQUITY FUND    EQUITY FUND(a)
                                                               -------------   --------------
INVESTMENT INCOME:
Interest....................................................    $    16,056     $      1,389
Dividend....................................................        143,439           41,528
                                                                -----------     ------------
  TOTAL INVESTMENT INCOME...................................        159,495           42,917
                                                                -----------     ------------
EXPENSES:
Advisory....................................................        220,222           32,199
Administration..............................................         33,033            4,830
Distribution:
  Class A Shares............................................          6,290              499
  Class B Shares............................................            268              347
Accounting..................................................         23,677            9,861
Custodian...................................................          8,809            1,288
Transfer agent..............................................         24,508            5,648
Other.......................................................         14,362            2,459
                                                                -----------     ------------
  Total expenses before voluntary/contractual fee
     reductions/reimbursements..............................        331,169           57,131
  Voluntary/contractual fee reductions/reimbursements.......        (45,846)         (16,183)
                                                                -----------     ------------
  NET EXPENSES..............................................        285,323           40,948
                                                                -----------     ------------
NET INVESTMENT INCOME/(LOSS)................................       (125,828)           1,969
                                                                -----------     ------------
NET REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
Net realized gains/(losses) from investment transactions....      4,116,788       (2,449,139)
Change in unrealized appreciation/depreciation from
  investments...............................................     (2,886,338)          81,379
                                                                -----------     ------------
Net realized/unrealized gains/(losses) from investments.....      1,230,450       (2,367,760)
                                                                -----------     ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............    $ 1,104,622     ($ 2,365,791)
                                                                ===========     ============

---------------

(a) The Leaders Equity Fund commenced operations on September 1, 2000.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets

                                                                              THE SHORT TERM             THE INTERMEDIATE TERM
                                             THE MONEY MARKET FUND        GOVERNMENT INCOME FUND        GOVERNMENT INCOME FUND
                                          ---------------------------   ---------------------------   ---------------------------
                                          FOR THE SIX                   FOR THE SIX                   FOR THE SIX
                                          MONTHS ENDED   FOR THE YEAR   MONTHS ENDED   FOR THE YEAR   MONTHS ENDED   FOR THE YEAR
                                          NOVEMBER 30,      ENDED       NOVEMBER 30,      ENDED       NOVEMBER 30,      ENDED
                                              2000         MAY 31,          2000         MAY 31,          2000         MAY 31,
                                          (UNAUDITED)        2000       (UNAUDITED)        2000       (UNAUDITED)        2000
                                          ------------   ------------   ------------   ------------   ------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income..................  $ 17,270,116   $ 26,530,667   $  2,258,151   $  5,742,780   $  4,270,645   $  8,756,736
 Net realized losses from investment
   transactions.........................            --           (683)      (198,458)      (795,728)      (266,623)    (4,999,827)
 Change in unrealized
   appreciation/depreciation from
   investments..........................            --             --      1,506,004       (671,355)     6,548,383     (2,779,369)
                                          ------------   ------------   ------------   ------------   ------------   ------------
CHANGE IN NET ASSETS RESULTING FROM
 OPERATIONS.............................    17,270,116     26,529,984      3,565,697      4,275,697     10,552,405        977,540
                                          ------------   ------------   ------------   ------------   ------------   ------------
DIVIDENDS:
 From net investment income:
   Institutional Class Shares...........   (14,891,683)   (21,932,862)    (2,152,351)    (5,489,935)    (4,078,369)    (8,386,458)
   Class A Shares.......................    (2,371,105)    (4,572,163)      (105,800)      (252,845)      (189,693)      (366,173)
   Class B Shares.......................        (7,328)       (25,657)            --             --         (2,583)        (4,105)
                                          ------------   ------------   ------------   ------------   ------------   ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER
 DIVIDENDS..............................   (17,270,116)   (26,530,682)    (2,258,151)    (5,742,780)    (4,270,645)    (8,756,736)
                                          ------------   ------------   ------------   ------------   ------------   ------------
CHANGE IN NET ASSETS FROM CAPITAL
 TRANSACTIONS...........................    97,335,832     38,527,269    (18,233,221)   (25,291,153)   (13,010,800)    (7,831,581)
                                          ------------   ------------   ------------   ------------   ------------   ------------
CHANGE IN NET ASSETS....................    97,335,832     38,526,571    (16,925,675)   (26,758,236)    (6,729,040)   (15,610,777)
                                          ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS:
 Beginning of period....................   515,249,655    476,723,084     91,982,647    118,740,883    147,619,105    163,229,882
                                          ------------   ------------   ------------   ------------   ------------   ------------
 End of period..........................  $612,585,487   $515,249,655   $ 75,056,972   $ 91,982,647   $140,890,065   $147,619,105
                                          ============   ============   ============   ============   ============   ============

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets (continued)

                                                               THE LARGE CAP EQUITY FUND      THE MID CAP EQUITY FUND
                                                              ---------------------------   ---------------------------
                                                              FOR THE SIX                   FOR THE SIX
                                                              MONTHS ENDED   FOR THE YEAR   MONTHS ENDED   FOR THE YEAR
                                                              NOVEMBER 30,      ENDED       NOVEMBER 30,      ENDED
                                                                  2000         MAY 31,          2000         MAY 31,
                                                              (UNAUDITED)        2000       (UNAUDITED)        2000
                                                              ------------   ------------   ------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income/(loss)...............................  $    365,647   $  1,331,366   $   (102,273)  $    (82,565)
 Net realized gains from investment transactions............     5,998,619     21,594,267      3,489,806     24,606,485
 Change in unrealized appreciation/depreciation from
   investments..............................................   (26,696,909)    (3,788,229)       698,359    (13,531,448)
                                                              ------------   ------------   ------------   ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............   (20,332,643)    19,137,404      4,085,892     10,992,472
                                                              ------------   ------------   ------------   ------------
DIVIDENDS:
 From net investment income:
   Institutional Class Shares...............................      (375,438)    (1,128,430)            --             --
   Class A Shares...........................................       (46,467)      (131,647)            --             --
 From net realized gains from investment transactions:
   Institutional Class Shares...............................   (20,309,549)    (7,872,229)   (11,131,251)   (16,578,990)
   Class A Shares...........................................    (3,784,301)    (1,580,158)    (2,042,111)    (3,033,802)
   Class B Shares...........................................      (594,152)      (138,492)       (78,544)       (41,671)
                                                              ------------   ------------   ------------   ------------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............   (25,109,907)   (10,850,956)   (13,251,906)   (19,654,463)
                                                              ------------   ------------   ------------   ------------
CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..............   (10,027,235)    (7,506,909)   (12,284,015)    (5,751,460)
                                                              ------------   ------------   ------------   ------------
CHANGE IN NET ASSETS........................................   (55,469,785)       779,539    (21,450,029)   (14,413,451)
                                                              ------------   ------------   ------------   ------------
NET ASSETS:
 Beginning of period........................................   351,603,711    350,824,172    112,463,969    126,877,420
                                                              ------------   ------------   ------------   ------------
 End of period..............................................  $296,133,926   $351,603,711   $ 91,013,940   $112,463,969
                                                              ============   ============   ============   ============

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Statements of Changes in Net Assets (continued)

                                                                                            THE LEADERS
                                                               THE SMALL CAP EQUITY FUND    EQUITY FUND
                                                              ---------------------------   ------------
                                                              FOR THE SIX                     FOR THE
                                                              MONTHS ENDED   FOR THE YEAR   PERIOD ENDED
                                                              NOVEMBER 30,      ENDED       NOVEMBER 30,
                                                                  2000         MAY 31,        2000(a)
                                                              (UNAUDITED)        2000       (UNAUDITED)
                                                              ------------   ------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income/(loss)...............................  $   (125,828)  $   (269,256)  $     1,969
 Net realized gains/(losses) from investment transactions...     4,116,788     (9,328,002)   (2,449,139)
 Change in unrealized appreciation/depreciation from
   investments..............................................    (2,886,338)    11,191,861        81,379
                                                              ------------   ------------   -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............     1,104,622      1,594,603    (2,365,791)
                                                              ------------   ------------   -----------
DIVIDENDS:
 From net investment income:
   Institutional Class Shares...............................            --             --        (3,946)
   Class A Shares...........................................            --             --           (85)
   Class B Shares...........................................            --             --            (2)
                                                              ------------   ------------   -----------
CHANGE IN NET ASSETS FROM SHAREHOLDER DIVIDENDS.............            --             --        (4,033)
                                                              ------------   ------------   -----------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS........   (13,469,545)   (13,384,358)   18,561,564
                                                              ------------   ------------   -----------
CHANGE IN NET ASSETS........................................   (12,364,923)   (11,789,755)   16,191,740
                                                              ------------   ------------   -----------
NET ASSETS:
 Beginning of period........................................    48,050,720     59,840,475            --
                                                              ------------   ------------   -----------
 End of period..............................................  $ 35,685,797   $ 48,050,720   $16,191,740
                                                              ============   ============   ===========

---------------

(a) The Leaders Equity Fund commenced operations on September 1, 2000.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements -- November 30, 2000 (Unaudited)

1. ORGANIZATION
Performance Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of seven separate portfolios: The Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Government Income Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund, The Small Cap Equity Fund, and The Leaders Equity Fund (individually a "Fund", collectively the "Funds"). Each Fund has three classes of shares, Institutional Class Shares, Class A Shares (formerly, Consumer Service Class), and Class B Shares, except for The Short Term Government Income Fund which offers Institutional Class Shares and Class A Shares only. Each class of shares in the Funds has identical rights and privileges except with respect to distribution fees paid by each respective class, voting matters affecting a single class of shares, and the exchange privilege of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITY VALUATION:
Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds' Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS:
The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller, under a repurchase agreement, is required to maintain the value of the collateral held pursuant to the agreement with a value equal to the repurchase price (including accrued interest). Default by the seller would, however, expose the relevant Funds to a possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counter parties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities. Collateral subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:
Security transactions are recorded on the date the security is purchased or sold ("trade date"). Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable,

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 2000 (Unaudited)

the amortization of premium or accretion of discount. Securities gains and losses are calculated on the identified cost basis.

EXPENSE ALLOCATION:
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the Trust. Expenses specific to a class are charged to that class.

ORGANIZATION EXPENSES:
Costs incurred in connection with the organization and initial registration of each Fund were deferred and are being amortized over a sixty-month period beginning with each Fund's commencement of operations, except for the Leaders Equity Fund which was expensed as incurred.

DIVIDENDS TO SHAREHOLDERS:
The Money Market Fund, The Short Term Government Income Fund and The Intermediate Term Government Income Fund declare all net investment income daily as dividends to their shareholders and distribute such dividends monthly. Dividends from net investment income, if any, are declared and distributed monthly in the case of The Large Cap Equity Fund, The Mid Cap Equity Fund, The Small Cap Equity Fund and The Leaders Equity Fund. Net realized gains for the Funds, if any, are distributed at least annually. Additional distributions are also made to the Funds' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified to capital; temporary differences do not require reclassification. For the six months ended November 30, 2000, no reclassifications have been made.

FEDERAL INCOME TAXES:
Each Fund is a separate taxable entity for federal tax purposes. Each Fund has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of their taxable net investment income and net realized gains, if any to their shareholders. Accordingly, no provision for federal income or excise tax is required.

3. RELATED PARTY TRANSACTIONS:

ADVISOR AND CUSTODIAN:
Trustmark National Bank ("Trustmark") acts as Advisor to the Funds. Trustmark is entitled to receive a fee, accrued daily and paid monthly, based on average daily net assets of each Fund. For the six months ended November 30, 2000, the advisory fee rates and voluntary/contractual fee reductions/reimbursements were as follows:

                                                                                          ADVISORY FEES
                                                          ADVISORY     ADVISORY FEES      CONTRACTUALLY
                                                          FEE RATE   VOLUNTARILY WAIVED    REIMBURSED
                                                          --------   ------------------   -------------
The Money Market Fund...................................    0.30%         $278,753           $    --
The Short Term Government Income Fund...................    0.40%               --                --
The Intermediate Term Government Income Fund............    0.50%           35,536                --
The Large Cap Equity Fund...............................    0.60%               --                --
The Mid Cap Equity Fund.................................    0.75%               --                --
The Small Cap Equity Fund...............................    1.00%           44,044                --
The Leaders Equity Fund*................................    1.00%               --            16,036

---------------

* The Leaders Equity Fund commenced operations on September 1, 2000.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 2000 (Unaudited)

Trustmark serves as Custodian of the Funds' cash and securities. For these services, Trustmark is entitled to a fee accrued daily and paid monthly, at an annual rate of 0.04% based on average daily net assets of each Fund.

ADMINISTRATION:
BISYS Fund Services Ohio, Inc. ("BISYS"), a subsidiary of The BISYS Group, Inc., with whom certain officers and trustees of the Funds are affiliated, serves the Trust as administrator. Such officers and trustees are not paid any fees directly by the Funds for serving as officers and trustees of the Funds. In accordance with the terms of the Administration Agreement, BISYS is entitled to a fee, accrued daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Fund. For the six months ended November 30, 2000, BISYS voluntarily reduced administrator fees of $223,007 for the Money Market Fund.

DISTRIBUTION PLAN:
Performance Funds Distributor, Inc. (the "Distributor") serves as the distribution agent of the Funds. The Trust has adopted a non-compensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment by the Funds to the Distributor at an annual rate not to exceed 0.35% of the average daily net assets of Class A Shares and 1.00% of the average daily net assets of Class B Shares. For the six months ended November 30, 2000, the Distributor reduced fees by the amounts listed below of the Class A Shares.

                                                                                       FEES CONTRACTUALLY
                                                            FEES VOLUNTARILY REDUCED        REDUCED
                                                            ------------------------   ------------------
The Money Market Fund.....................................          $39,779                   $ --
The Short Term Government Income Fund.....................            2,024                     --
The Intermediate Term Government Income Fund..............            3,285                     --
The Large Cap Equity Fund.................................           25,476                     --
The Mid Cap Equity Fund...................................            8,126                     --
The Small Cap Equity Fund.................................            1,802                     --
The Leaders Equity Fund*..................................               --                    147

---------------

* The Leaders Equity Fund commenced operations on September 1, 2000.

The Distributor is entitled to receive commissions on sales of shares of the Funds. For the six months ended November 30, 2000, the distributor received $60,276 from commissions earned on sales of the Funds of which $3,940 was re-allowed to Trustmark, the Distributor, and BISYS (affiliated broker/dealers).

ACCOUNTING AND TRANSFER AGENCY:
BISYS provides accounting and transfer agency services for the Funds. For these services to the Funds, BISYS receives an annual fee accrued daily and paid monthly.

4. PURCHASES AND SALES OF SECURITIES:
Purchases and sales of securities (excluding short-term securities) for the six months ended November 30, 2000, were as follows:

                                                              PURCHASES       SALES
                                                              ----------   -----------
The Short Term Government Income Fund.......................  $9,490,747   $26,794,956
The Intermediate Term Government Income Fund................   5,856,882    22,356,164
The Large Cap Equity Fund...................................   5,322,853    41,170,477
The Mid Cap Equity Fund.....................................          --    25,794,183
The Small Cap Equity Fund...................................  10,610,669    22,259,305
The Leaders Equity Fund*....................................  25,820,143     7,739,501

---------------

* The Leaders Equity Fund commenced operations on September 1, 2000.

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 2000 (Unaudited)

5. CAPITAL SHARE TRANSACTIONS:
The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Transactions in capital and shares of beneficial interest by class for the six months ended November 30, 2000, were as follows:

                                                                  THE SHORT TERM             THE INTERMEDIATE TERM
                                THE MONEY MARKET FUND         GOVERNMENT INCOME FUND        GOVERNMENT INCOME FUND
                            -----------------------------   ---------------------------   ---------------------------
                             FOR THE SIX                    FOR THE SIX                   FOR THE SIX
                            MONTHS ENDED    FOR THE YEAR    MONTHS ENDED   FOR THE YEAR   MONTHS ENDED   FOR THE YEAR
                            NOVEMBER 30,        ENDED       NOVEMBER 30,      ENDED       NOVEMBER 30,      ENDED
                                2000           MAY 31,          2000         MAY 31,          2000         MAY 31,
                             (UNAUDITED)        2000        (UNAUDITED)        2000       (UNAUDITED)        2000
CAPITAL TRANSACTIONS:       -------------   -------------   ------------   ------------   ------------   ------------
INSTITUTIONAL CLASS
  SHARES:
Proceeds from shares
  issued..................  $ 523,276,990   $ 744,783,074   $  2,120,938   $ 14,891,738   $ 10,373,611   $ 24,994,743
Dividends reinvested......        130,810         207,484      1,347,016      3,452,594      2,413,458      5,102,891
Cost of shares redeemed...   (422,617,416)   (695,077,846)   (21,807,963)   (42,576,345)   (29,290,525)   (36,174,696)
                            -------------   -------------   ------------   ------------   ------------   ------------
Institutional Class Shares
  capital transactions....    100,790,384      49,912,712    (18,340,009)   (24,232,013)   (16,503,456)    (6,077,062)
                            -------------   -------------   ------------   ------------   ------------   ------------
CLASS A SHARES:
Proceeds from shares
  issued..................     63,145,745     129,424,712      3,632,395      1,548,937      8,362,075      2,501,225
Dividends reinvested......      2,351,881       4,458,728         90,999        221,025        164,207        345,206
Cost of shares redeemed...    (68,775,411)   (145,378,448)    (3,616,606)    (2,829,102)    (5,076,475)    (4,587,254)
                            -------------   -------------   ------------   ------------   ------------   ------------
Class A Shares capital
  transactions............     (3,277,785)    (11,495,008)       106,788     (1,059,140)     3,449,807     (1,740,823)
                            -------------   -------------   ------------   ------------   ------------   ------------
CLASS B SHARES:
Proceeds from shares
  issued..................        196,165       1,663,489             --             --         41,209         13,696
Dividends reinvested......          7,596          21,339             --             --          1,640          3,254
Cost of shares redeemed...       (380,528)     (1,575,263)            --             --             --        (30,646)
                            -------------   -------------   ------------   ------------   ------------   ------------
Class B Shares capital
  transactions............       (176,767)        109,565             --             --         42,849        (13,696)
                            -------------   -------------   ------------   ------------   ------------   ------------
Change in net assets from
  capital transactions....  $  97,335,832   $  38,527,269   $(18,233,221)  $(25,291,153)  $(13,010,800)  $ (7,831,581)
                            =============   =============   ============   ============   ============   ============
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS
  SHARES:
Issued....................    523,276,990     744,783,074        217,726      1,537,912      1,058,923      2,563,482
Reinvested................        130,810         207,484        138,434        355,533        247,029        521,362
Redeemed..................   (422,617,416)   (695,077,846)    (2,239,733)    (4,394,952)    (2,987,931)    (3,725,882)
                            -------------   -------------   ------------   ------------   ------------   ------------
Change in Institutional
  Class Shares............    100,790,384      49,912,712     (1,883,573)    (2,501,507)    (1,681,979)      (641,038)
                            -------------   -------------   ------------   ------------   ------------   ------------
CLASS A SHARES:
Issued....................     63,145,745     129,424,712        372,344        159,845        849,193        258,145
Reinvested................      2,351,881       4,458,728          9,354         22,762         16,802         35,276
Redeemed..................    (68,775,411)   (145,378,448)      (371,715)      (292,069)      (519,040)      (469,987)
                            -------------   -------------   ------------   ------------   ------------   ------------
Change in Class A
  Shares..................     (3,277,785)    (11,495,008)         9,983       (109,462)       346,955       (176,566)
                            -------------   -------------   ------------   ------------   ------------   ------------
CLASS B SHARES:
Issued....................        196,165       1,663,489             --             --          4,201          1,392
Reinvested................          7,596          21,339             --             --            168            333
Redeemed..................       (380,528)     (1,575,263)            --             --             --         (3,174)
                            -------------   -------------   ------------   ------------   ------------   ------------
Change in Class B
  Shares..................       (176,767)        109,565             --             --          4,369         (1,449)
                            -------------   -------------   ------------   ------------   ------------   ------------
Change in shares..........     97,335,832      38,527,269     (1,873,590)    (2,610,969)    (1,330,655)      (819,053)
                            =============   =============   ============   ============   ============   ============

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 2000 (Unaudited)

                                       THE LARGE CAP EQUITY FUND          THE MID CAP EQUITY FUND
                                    -------------------------------   -------------------------------
                                      FOR THE SIX                       FOR THE SIX
                                      MONTHS ENDED     FOR THE YEAR     MONTHS ENDED     FOR THE YEAR
                                      NOVEMBER 30,        ENDED         NOVEMBER 30,        ENDED
                                          2000           MAY 31,            2000           MAY 31,
                                      (UNAUDITED)          2000         (UNAUDITED)          2000
CAPITAL TRANSACTIONS:               ----------------   ------------   ----------------   ------------
INSTITUTIONAL CLASS SHARES:
Proceeds from shares issued.......    $ 20,975,814     $ 58,299,170     $ 13,952,958     $ 30,527,956
Dividends reinvested..............      13,994,214        6,316,198        7,429,194       10,514,525
Cost of shares redeemed...........     (44,848,953)     (69,459,265)     (33,104,251)     (44,557,016)
                                      ------------     ------------     ------------     ------------
Institutional Class Shares capital
  transactions....................      (9,878,925)      (4,843,897)     (11,722,099)      (3,514,535)
                                      ------------     ------------     ------------     ------------
CLASS A SHARES:
Proceeds from shares issued.......      14,169,574       11,329,764        7,160,013        4,817,489
Dividends reinvested..............       3,747,379        1,737,607        2,008,077        3,002,076
Cost of shares redeemed...........     (18,666,278)     (19,928,937)      (9,778,142)     (10,400,955)
                                      ------------     ------------     ------------     ------------
Class A Shares capital
  transactions....................        (749,325)      (6,861,566)        (610,052)      (2,581,390)
                                      ------------     ------------     ------------     ------------
CLASS B SHARES:
Proceeds from shares issued.......         900,712        4,822,497          106,690          334,204
Dividends reinvested..............         520,062          139,321           57,986           39,233
Cost of shares redeemed...........        (819,759)        (763,264)        (116,540)         (28,972)
                                      ------------     ------------     ------------     ------------
Class B Shares capital
  transactions....................         601,015        4,198,554           48,136          344,465
                                      ------------     ------------     ------------     ------------
Change in net assets from capital
  transactions....................    $(10,027,235)    $ (7,506,909)    $(12,284,015)    $ (5,751,460)
                                      ============     ============     ============     ============
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Issued............................         732,976        2,009,354          786,127        1,661,967
Reinvested........................         548,419          212,622          469,015          598,256
Redeemed..........................      (1,535,731)      (2,389,491)      (1,775,505)      (2,408,214)
                                      ------------     ------------     ------------     ------------
Change in Institutional Class
  Shares..........................        (254,336)        (167,515)        (520,363)        (147,991)
                                      ------------     ------------     ------------     ------------
CLASS A SHARES:
Issued............................         487,733          390,596          377,314          268,056
Reinvested........................         147,404           58,447          127,497          171,147
Redeemed..........................        (647,359)        (677,467)        (537,757)        (557,840)
                                      ------------     ------------     ------------     ------------
Change in Class A Shares..........         (12,222)        (228,424)         (32,946)        (118,637)
                                      ------------     ------------     ------------     ------------
CLASS B SHARES:
Issued............................          31,304          167,703            5,827           18,498
Reinvested........................          20,736            4,689            3,758            2,261
Redeemed..........................         (30,906)         (26,576)          (7,583)          (1,559)
                                      ------------     ------------     ------------     ------------
Change in Class B Shares..........          21,134          145,816            2,002           19,200
                                      ------------     ------------     ------------     ------------
Change in shares..................        (245,424)        (250,123)        (551,307)        (247,428)
                                      ============     ============     ============     ============

PERFORMANCE FUNDS TRUST
Notes to Financial Statements (continued) -- November 30, 2000 (Unaudited)

                                                                                         The Leaders
                                                     The Small Cap Equity Fund           Equity Fund
                                              ----------------------------------------   ------------
                                                     FOR THE SIX                           FOR THE
                                                    MONTHS ENDED          FOR THE YEAR   PERIOD ENDED
                                                    NOVEMBER 30,             ENDED       NOVEMBER 30,
                                                        2000                MAY 31,        2000(A)
                                                     (UNAUDITED)              2000       (UNAUDITED)
CAPITAL TRANSACTIONS:                         -------------------------   ------------   ------------
INSTITUTIONAL CLASS SHARES:
Proceeds from shares issued.................        $ 29,802,886          $ 17,049,267   $17,814,776
Dividends reinvested........................                  --                    --         2,056
Cost of shares redeemed.....................         (42,778,266)          (29,174,963)     (428,464)
                                                    ------------          ------------   -----------
Institutional Class Shares capital
  transactions..............................         (12,975,380)          (12,125,696)   17,388,368
                                                    ------------          ------------   -----------
CLASS A SHARES:
Proceeds from shares issued.................           3,713,343             1,960,592     1,025,042
Dividends reinvested........................                  --                    --            85
Cost of shares redeemed.....................          (4,204,656)           (3,224,461)     (115,728)
                                                    ------------          ------------   -----------
Class A Shares capital transactions.........            (491,313)           (1,263,869)      909,399
                                                    ------------          ------------   -----------
CLASS B SHARES:
Proceeds from shares issued.................               1,611                17,226       264,115
Dividends reinvested........................                  --                    --             2
Cost of shares redeemed.....................              (4,463)              (12,019)         (320)
                                                    ------------          ------------   -----------
Class B Shares capital transactions.........              (2,852)                5,207       263,797
                                                    ------------          ------------   -----------
Change in net assets from capital
  transactions..............................        $(13,469,545)         $(13,384,358)  $18,561,564
                                                    ============          ============   ===========
SHARE TRANSACTIONS:
INSTITUTIONAL CLASS SHARES:
Issued......................................           3,319,909             1,996,005     1,839,572
Reinvested..................................                  --                    --           212
Redeemed....................................          (4,734,589)           (3,434,926)      (46,970)
                                                    ------------          ------------   -----------
Change in Institutional Class Shares........          (1,414,680)           (1,438,921)    1,792,814
                                                    ------------          ------------   -----------
CLASS A SHARES:
Issued......................................             409,866               232,791       110,006
Reinvested..................................                  --                    --             9
Redeemed....................................            (482,493)             (379,281)      (13,182)
                                                    ------------          ------------   -----------
Change in Class A Shares....................             (72,627)             (146,490)       96,833
                                                    ------------          ------------   -----------
CLASS B SHARES:
Issued......................................                 178                 2,092        28,225
Reinvested..................................                  --                    --            --
Redeemed....................................                (512)               (1,490)          (35)
                                                    ------------          ------------   -----------
Change in Class B Shares....................                (334)                  602        28,190
                                                    ------------          ------------   -----------
Change in shares............................          (1,487,641)           (1,584,809)    1,917,837
                                                    ============          ============   ===========

---------------

(a) Fund commenced operations on September 1, 2000.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND

Financial Highlights
Selected data for a share outstanding throughout the period indicated.

                                     FOR THE
                                SIX MONTHS ENDED                                 FOR THE YEARS ENDED
                                NOVEMBER 30, 2000   -----------------------------------------------------------------------------
                                   (UNAUDITED)        MAY 31, 2000      MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996
INSTITUTIONAL CLASS SHARES      -----------------   -----------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD......................         $1.00               $1.00             $1.00          $1.00          $1.00          $1.00
                                   ---------           ---------            ------         ------         ------         ------
INVESTMENT ACTIVITIES:
  Net investment income.......          0.03                0.05              0.05           0.05           0.05           0.05
                                   ---------           ---------            ------         ------         ------         ------
  Total from Investment
    Activities................          0.03                0.05              0.05           0.05           0.05           0.05
                                   ---------           ---------            ------         ------         ------         ------
DIVIDENDS:
  Net investment income.......         (0.03)              (0.05)            (0.05)         (0.05)         (0.05)         (0.05)
                                   ---------           ---------            ------         ------         ------         ------
  Total Dividends.............         (0.03)              (0.05)            (0.05)         (0.05)         (0.05)         (0.05)
                                   ---------           ---------            ------         ------         ------         ------
NET ASSET VALUE, END OF
  PERIOD......................         $1.00               $1.00             $1.00          $1.00          $1.00          $1.00
                                    ========            ========          ========       ========       ========       ========
TOTAL RETURN..................          3.16%(a)            5.38%             5.05%          5.43%          5.34%          5.60%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period
  (000).......................      $532,880            $432,090          $382,178       $349,024       $320,732       $366,966
Ratio of expenses to average
  net assets..................          0.37%(b)            0.35%             0.35%          0.33%          0.25%          0.24%
Ratio of net investment income
  to average net assets.......          6.23%(b)            5.26%             4.92%          5.31%          5.20%          5.42%
Ratio of expenses to average
  net assets(c)...............          0.55%(b)            0.54%             0.59%          0.57%          0.51%          0.54%

---------------

(a) Not annualized.

(b) Annualized.

(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND

Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                          FOR THE
                                     SIX MONTHS ENDED                              FOR THE YEARS ENDED
                                     NOVEMBER 30, 2000   ------------------------------------------------------------------------
                                        (UNAUDITED)      MAY 31, 2000   MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996
CLASS A SHARES(a)                    -----------------   ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................         $1.00            $1.00          $1.00          $1.00          $1.00          $1.00
                                        ---------          -------        -------        -------        -------        -------
INVESTMENT ACTIVITIES:
  Net investment income............          0.03             0.05           0.05           0.05           0.04           0.05
                                        ---------          -------        -------        -------        -------        -------
  Total from Investment
    Activities.....................          0.03             0.05           0.05           0.05           0.04           0.05
                                        ---------          -------        -------        -------        -------        -------
DIVIDENDS:
  Net investment income............         (0.03)           (0.05)         (0.05)         (0.05)         (0.04)         (0.05)
                                        ---------          -------        -------        -------        -------        -------
  Total Dividends..................         (0.03)           (0.05)         (0.05)         (0.05)         (0.04)         (0.05)
                                        ---------          -------        -------        -------        -------        -------
NET ASSET VALUE, END OF PERIOD.....         $1.00            $1.00          $1.00          $1.00          $1.00          $1.00
                                          =======          =======        =======        =======        =======        =======
TOTAL RETURN.......................          3.03%(b)         5.12%          4.79%          5.18%          5.07%          5.33%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period
  (000)............................       $79,574          $82,852        $94,347        $73,794        $92,220        $25,216
Ratio of expenses to average net
  assets...........................          0.62%(c)         0.60%          0.60%          0.58%          0.38%          0.49%
Ratio of net investment income to
  average net assets...............          5.97%(c)         4.99%          4.67%          5.06%          5.23%          5.17%
Ratio of expenses to average net
  assets(d)........................          0.90%(c)         0.79%          0.84%          0.82%          0.48%          0.79%

---------------

(a) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A Shares.

(b) Not annualized.

(c) Annualized.

(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MONEY MARKET FUND

Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                                                  FOR THE
                                                             SIX MONTHS ENDED      FOR THE          FOR THE
                                                             NOVEMBER 30, 2000    YEAR ENDED     PERIOD ENDED
                                                                (UNAUDITED)      MAY 31, 2000   MAY 31, 1999(a)
CLASS B SHARES                                               -----------------   ------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD........................        $1.00            $1.00           $1.00
                                                                ---------          -------       ---------
INVESTMENT ACTIVITIES:
  Net investment income.....................................         0.03             0.04            0.02
                                                                ---------          -------       ---------
  Total from Investment Activities..........................         0.03             0.04            0.02
                                                                ---------          -------       ---------
DIVIDENDS:
  Net investment income.....................................        (0.03)           (0.04)          (0.02)
                                                                ---------          -------       ---------
  Total Dividends...........................................        (0.03)           (0.04)          (0.02)
                                                                ---------          -------       ---------
NET ASSET VALUE, END OF PERIOD..............................        $1.00            $1.00           $1.00
                                                                  =======          =======          ======
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................         2.65%(b)         4.35%           2.30%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................         $131             $308            $198
Ratio of expenses to average net assets.....................         1.37%(c)         1.33%           1.51%(c)
Ratio of net investment income to average net assets........         5.22%(c)         4.30%           3.43%(c)
Ratio of expenses to average net assets(d)..................         1.55%(c)         1.52%           1.73%(c)

---------------

(a) Class B Shares commenced operations on October 2, 1998.

(b) Not annualized.

(c) Annualized.

(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND

Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                          FOR THE
                                     SIX MONTHS ENDED                              FOR THE YEARS ENDED
                                     NOVEMBER 30, 2000   ------------------------------------------------------------------------
                                        (UNAUDITED)      MAY 31, 2000   MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996
INSTITUTIONAL CLASS SHARES           -----------------   ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................         $9.66            $9.79           $9.85          $9.75          $9.75          $9.84
                                        ---------          -------          ------         ------         ------         ------
INVESTMENT ACTIVITIES:
  Net investment income............          0.27             0.51            0.50           0.54           0.55           0.54
  Net realized and unrealized
    gains/ (losses) on
    investments....................          0.16            (0.13)          (0.06)          0.10          (0.01)         (0.09)
                                        ---------          -------          ------         ------         ------         ------
  Total from Investment
    Activities.....................          0.43             0.38            0.44           0.64           0.54           0.45
                                        ---------          -------          ------         ------         ------         ------
DIVIDENDS:
  Net investment income............         (0.27)           (0.51)          (0.50)         (0.54)         (0.54)         (0.54)
                                        ---------          -------          ------         ------         ------         ------
  Total Dividends..................         (0.27)           (0.51)          (0.50)         (0.54)         (0.54)         (0.54)
                                        ---------          -------          ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD.....         $9.82            $9.66           $9.79          $9.85          $9.75          $9.75
                                          =======          =======        ========       ========       ========       ========
TOTAL RETURN.......................          4.48%(a)         3.94%           4.57%          6.73%          5.70%          4.65%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period
  (000)............................       $70,421          $87,517        $113,145       $120,203       $126,428       $106,617
Ratio of expenses to average net
  assets...........................          0.73%(b)         0.70%           0.69%          0.64%          0.66%          0.71%
Ratio of net investment income to
  average net assets...............          5.48%(b)         5.20%           5.09%          5.53%          5.63%          5.48%
Ratio of expenses to average net
  assets...........................          0.73%(b)         0.70%           0.69%          0.64%          0.66%          0.72%(c)
Portfolio turnover(d)..............         11.69%           32.29%          49.19%         65.07%         85.21%        120.00%

---------------

(a) Not annualized.

(b) Annualized.

(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SHORT TERM GOVERNMENT INCOME FUND

Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                          FOR THE
                                     SIX MONTHS ENDED                              FOR THE YEARS ENDED
                                     NOVEMBER 30, 2000   ------------------------------------------------------------------------
                                        (UNAUDITED)      MAY 31, 2000   MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996
CLASS A SHARES(a)                    -----------------   ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................        $9.66             $9.79          $9.85          $9.75          $9.75          $9.84
                                      ----------           -------        -------        -------        -------        -------
INVESTMENT ACTIVITIES:
  Net investment income............         0.26              0.48           0.48           0.52           0.49           0.51
  Net realized and unrealized
    gains/ (losses) on
    investments....................         0.16             (0.13)         (0.06)          0.10             --          (0.09)
                                      ----------           -------        -------        -------        -------        -------
  Total from Investment
    Activities.....................         0.42              0.35           0.42           0.62           0.49           0.42
                                      ----------           -------        -------        -------        -------        -------
DIVIDENDS:
  Net investment income............        (0.26)            (0.48)         (0.48)         (0.52)         (0.49)         (0.51)
                                      ----------           -------        -------        -------        -------        -------
  Total Dividends..................        (0.26)            (0.48)         (0.48)         (0.52)         (0.49)         (0.51)
                                      ----------           -------        -------        -------        -------        -------
NET ASSET VALUE, END OF PERIOD.....        $9.82             $9.66          $9.79          $9.85          $9.75          $9.75
                                          ======            ======         ======         ======         ======         ======
TOTAL RETURN (EXCLUDES SALES
  CHARGE)..........................         4.35%(b)          3.68%          4.31%          6.48%          5.44%          4.38%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period
  (000)............................       $4,636            $4,466         $5,596         $3,181         $1,205         $1,477
Ratio of expenses to average net
  assets...........................         0.98%(c)          0.95%          0.94%          0.89%          0.87%          0.95%
Ratio of net investment income to
  average net assets...............         5.24%(c)          4.95%          4.82%          5.28%          5.01%          5.23%
Ratio of expenses to average net
  assets...........................         1.08%(c)(d)       0.95%          0.94%          0.89%          0.87%          0.96%(d)
Portfolio turnover(e)..............        11.69%            32.29%         49.19%         65.07%         85.21%        120.00%

---------------

(a) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A Shares and became subject to a maximum sales charge of 3.00%.

(b) Not annualized.

(c) Annualized.

(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND

Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                          FOR THE
                                     SIX MONTHS ENDED                              FOR THE YEARS ENDED
                                     NOVEMBER 30, 2000   ------------------------------------------------------------------------
                                        (UNAUDITED)      MAY 31, 2000   MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996
INSTITUTIONAL CLASS SHARES           -----------------   ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................          $9.58            $10.06         $10.34          $9.93         $9.82         $10.11
                                       ----------           -------        -------        -------       -------       --------
INVESTMENT ACTIVITIES:
  Net investment income...........           0.30              0.55           0.54           0.59          0.60           0.56
  Net realized and unrealized
    gains/ (losses) on
    investments...................           0.43             (0.48)         (0.28)          0.42          0.09          (0.29)
                                       ----------           -------        -------        -------       -------       --------
  Total from Investment
    Activities....................           0.73              0.07           0.26           1.01          0.69           0.27
                                       ----------           -------        -------        -------       -------       --------
DIVIDENDS:
  Net investment income...........          (0.30)            (0.55)         (0.54)         (0.59)        (0.58)         (0.56)
  In excess of net investment
    income........................             --                --             --          (0.01)           --             --
                                       ----------           -------        -------        -------       -------       --------
  Total Dividends.................          (0.30)            (0.55)         (0.54)         (0.60)        (0.58)         (0.56)
                                       ----------           -------        -------        -------       -------       --------
NET ASSET VALUE, END OF PERIOD....         $10.01             $9.58         $10.06         $10.34         $9.93          $9.82
                                         ========          ========       ========       ========       =======        =======
TOTAL RETURN......................           7.67%(a)          0.71%          2.47%         10.42%         7.20%          2.66%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period
  (000)...........................       $130,885          $141,404       $154,916       $118,743       $94,242        $77,677
Ratio of expenses to average net
  assets..........................           0.77%(b)          0.75%          0.79%          0.72%         0.86%          0.81%
Ratio of net investment income to
  average net assets..............           6.01%(b)          5.59%          5.18%          5.78%         6.48%          5.55%
Ratio of expenses to average net
  assets(c).......................           0.82%(b)          0.80%          0.84%          0.77%         0.91%          0.86%
Portfolio turnover(d).............           4.19%            53.19%         74.03%         35.62%        46.23%        183.00%

---------------

(a) Not annualized.

(b) Annualized.

(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND

Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                          FOR THE SIX
                                          MONTHS ENDED
                                          NOVEMBER 30,                             FOR THE YEARS ENDED
                                              2000       ------------------------------------------------------------------------
                                          (UNAUDITED)    MAY 31, 2000   MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996
CLASS A SHARES(a)                         ------------   ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD....      $9.57         $10.05         $10.34          $9.93          $9.82         $10.11
                                           --------       --------       --------       --------        -------       --------
INVESTMENT ACTIVITIES:
  Net investment income.................       0.28           0.52           0.52           0.57           0.57           0.54
  Net realized and unrealized
    gains/(losses) on investments.......       0.43          (0.48)         (0.29)          0.42           0.10          (0.29)
                                           --------       --------       --------       --------        -------       --------
  Total from Investment Activities......       0.71           0.04           0.23           0.99           0.67           0.25
                                           --------       --------       --------       --------        -------       --------
DIVIDENDS:
  Net investment income.................      (0.28)         (0.52)         (0.52)         (0.57)         (0.56)         (0.54)
  In excess of net investment income....         --             --             --          (0.01)            --             --
                                           --------       --------       --------       --------        -------       --------
  Total Dividends.......................      (0.28)         (0.52)         (0.52)         (0.58)         (0.56)         (0.54)
                                           --------       --------       --------       --------        -------       --------
NET ASSET VALUE, END OF PERIOD..........     $10.00          $9.57         $10.05         $10.34          $9.93          $9.82
                                             ======         ======         ======         ======         ======         ======
TOTAL RETURN (EXCLUDES SALES CHARGE)....       7.54%(b)       0.45%          2.11%         10.15%          6.92%          2.40%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000).......     $9,881         $6,139         $8,219         $3,965         $1,465         $2,174
Ratio of expenses to average net
  assets................................       1.02%(c)       1.00%          1.05%          0.97%          1.03%          1.06%
Ratio of net investment income to
  average net assets....................       5.79%(c)       5.32%          4.92%          5.53%          5.60%          5.30%
Ratio of expenses to average net
  assets(d).............................       1.17%(c)       1.05%          1.10%          1.02%          1.08%          1.11%
Portfolio turnover(e)...................       4.19%         53.19%         74.03%         35.62%         46.23%        183.00%

---------------

(a) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A Shares and became subject to a maximum sales charge of 5.25%.

(b) Not annualized.

(c) Annualized.

(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE INTERMEDIATE TERM GOVERNMENT INCOME FUND

Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                                                FOR THE SIX
                                                               MONTHS ENDED        FOR THE          FOR THE
                                                             NOVEMBER 30, 2000    YEAR ENDED     PERIOD ENDED
                                                                (UNAUDITED)      MAY 31, 2000   MAY 31, 1999(A)
CLASS B SHARES                                               -----------------   ------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $9.57            $10.05          $10.81
                                                             -----------          --------      ----------
INVESTMENT ACTIVITIES:
  Net investment income.....................................        0.25              0.45            0.28
  Net realized and unrealized gains/(losses) on
    investments.............................................        0.43             (0.48)          (0.76)
                                                             -----------          --------      ----------
  Total from Investment Activities..........................        0.68             (0.03)          (0.48)
                                                             -----------          --------      ----------
DIVIDENDS:
  Net investment income.....................................       (0.25)            (0.45)          (0.28)
                                                             -----------          --------      ----------
  Total Dividends...........................................       (0.25)            (0.45)          (0.28)
                                                             -----------          --------      ----------
NET ASSET VALUE, END OF PERIOD..............................      $10.00             $9.57          $10.05
                                                                  ======            ======          ======
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................        7.16%(b)         (0.30%)         (4.54%)(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................        $123               $76             $95
Ratio of expenses to average net assets.....................        1.77%(c)          1.75%           1.79% (c)
Ratio of net investment income to average net assets........        5.03%(c)          4.57%           4.01% (c)
Ratio of expenses to average net assets(d)..................        1.82%(c)          1.80%           1.84% (c)
Portfolio turnover(e).......................................        4.19%            53.19%          74.03%

---------------

(a) Class B Shares commenced operations on October 2, 1998.

(b) Not annualized.

(c) Annualized.

(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND

Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                          FOR THE
                                     SIX MONTHS ENDED                              FOR THE YEARS ENDED
                                     NOVEMBER 30, 2000   ------------------------------------------------------------------------
                                        (UNAUDITED)      MAY 31, 2000   MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996
INSTITUTIONAL CLASS SHARES           -----------------   ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................        $28.83            $28.18         $24.98         $19.16         $15.29         $12.51
                                       ----------           -------        -------        -------        -------        -------
INVESTMENT ACTIVITIES:
  Net investment income............          0.05              0.12           0.15           0.19           0.24           0.23
  Net realized and unrealized
    gains/ (losses) on
    investments....................         (1.85)             1.41           4.30           6.00           4.13           3.29
                                       ----------           -------        -------        -------        -------        -------
  Total from Investment
    Activities.....................         (1.80)             1.53           4.45           6.19           4.37           3.52
                                       ----------           -------        -------        -------        -------        -------
DIVIDENDS:
  Net investment income............         (0.04)            (0.11)         (0.15)         (0.19)         (0.25)         (0.23)
  Net realized gains...............         (2.20)            (0.77)         (1.10)         (0.18)         (0.25)         (0.51)
                                       ----------           -------        -------        -------        -------        -------
  Total Dividends..................         (2.24)            (0.88)         (1.25)         (0.37)         (0.50)         (0.74)
                                       ----------           -------        -------        -------        -------        -------
NET ASSET VALUE, END OF PERIOD.....        $24.79            $28.83         $28.18         $24.98         $19.16         $15.29
                                         ========          ========       ========       ========       ========       ========
TOTAL RETURN.......................         (6.46%)(a)         5.35%         18.25%         32.53%         29.06%         28.73%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period
  (000)............................      $243,579          $290,637       $288,804       $259,585       $233,454       $140,144
Ratio of expenses to average net
  assets...........................          0.89% (b)         0.87%          0.90%          0.91%          0.83%          0.81%
Ratio of net investment income to
  average net assets...............          0.27% (b)         0.43%          0.58%          0.83%          1.43%          1.65%
Ratio of expenses to average net
  assets...........................          0.89% (b)         0.87%          0.90%          0.91%          0.92%(c)       0.91%(c)
Portfolio turnover(d)..............          1.60%             8.83%          7.20%          4.78%          1.41%          6.00%

---------------

(a) Not annualized.

(b) Annualized.

(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND

Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                       FOR THE SIX
                                       MONTHS ENDED
                                       NOVEMBER 30,                                FOR THE YEARS ENDED
                                           2000          ------------------------------------------------------------------------
                                       (UNAUDITED)       MAY 31, 2000   MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996
CLASS A SHARES(a)                      ------------      ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................     $28.78            $28.16         $24.97         $19.16         $15.29         $12.51
                                        --------          --------       --------       --------       --------       --------
INVESTMENT ACTIVITIES:
  Net investment income..............       0.01              0.05           0.09           0.13           0.20           0.19
  Net realized and unrealized gains/
    (losses) on investments..........      (1.84)             1.40           4.30           5.99           4.13           3.29
                                        --------          --------       --------       --------       --------       --------
  Total from Investment Activities...      (1.83)             1.45           4.39           6.12           4.33           3.48
                                        --------          --------       --------       --------       --------       --------
DIVIDENDS:
  Net investment income..............      (0.03)            (0.06)         (0.10)         (0.13)         (0.21)         (0.19)
  Net realized gains.................      (2.20)            (0.77)         (1.10)         (0.18)         (0.25)         (0.51)
                                        --------          --------       --------       --------       --------       --------
  Total Dividends....................      (2.23)            (0.83)         (1.20)         (0.31)         (0.46)         (0.70)
                                        --------          --------       --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD.......     $24.72            $28.78         $28.16         $24.97         $19.16         $15.29
                                         =======           =======        =======        =======        =======         ======
TOTAL RETURN (EXCLUDES SALES
  CHARGE)............................      (6.58%)(b)         5.08%         17.92%         32.20%         28.75%         28.42%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)....    $45,887           $53,777        $59,045        $41,474        $19,531         $9,831
Ratio of expenses to average net
  assets.............................       1.14% (c)         1.12%          1.15%          1.16%          1.06%          1.06%
Ratio of net investment income to
  average net assets.................       0.02% (c)         0.18%          0.33%          0.58%          1.18%          1.40%
Ratio of expenses to average net
  assets.............................       1.24% (c)(d)      1.12%          1.15%          1.16%          1.14%(d)       1.16%(d)
Portfolio turnover(e)................       1.60%             8.83%          7.20%          4.78%          1.41%          6.00%

---------------

(a) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A Shares subject to a maximum sales charge of 5.25%.

(b) Not annualized.

(c) Annualized.

(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LARGE CAP EQUITY FUND

Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                                                  FOR THE
                                                             SIX MONTHS ENDED      FOR THE          FOR THE
                                                             NOVEMBER 30, 2000    YEAR ENDED     PERIOD ENDED
                                                                (UNAUDITED)      MAY 31, 2000   MAY 31, 1999(A)
CLASS B SHARES                                               -----------------   ------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $28.55           $28.08           $23.12
                                                               ----------         --------        ---------
INVESTMENT ACTIVITIES:
  Net investment loss.......................................        (0.09)           (0.13)           (0.02)
  Net realized and unrealized gains/(losses) on
    investments.............................................        (1.83)            1.37             6.11
                                                               ----------         --------        ---------
  Total from Investment Activities..........................        (1.92)            1.24             6.09
                                                               ----------         --------        ---------
DIVIDENDS:
  Net investment income.....................................           --               --            (0.03)
  Net realized gains........................................        (2.20)           (0.77)           (1.10)
                                                               ----------         --------        ---------
  Total Dividends...........................................        (2.20)           (0.77)           (1.13)
                                                               ----------         --------        ---------
NET ASSET VALUE, END OF PERIOD..............................       $24.43           $28.55           $28.08
                                                                  =======           ======          =======
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................        (6.93%)(b)        4.31%           26.80% (b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................       $6,668           $7,189           $2,975
Ratio of expenses to average net assets.....................         1.89% (c)        1.87%            1.88% (c)
Ratio of net investment loss to average net assets..........        (0.71%)(c)       (0.57%)          (0.33%)(c)
Portfolio turnover(d).......................................         1.60%            8.83%            7.20%

---------------

(a) Class B Shares commenced operations on October 2, 1998.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND

Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                          FOR THE SIX
                                          MONTHS ENDED
                                          NOVEMBER 30,                             FOR THE YEARS ENDED
                                              2000       ------------------------------------------------------------------------
                                          (UNAUDITED)    MAY 31, 2000   MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996
INSTITUTIONAL CLASS SHARES                ------------   ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD....     $17.13         $18.61          $20.11         $16.71         $14.05        $11.11
                                           --------       --------         -------        -------        -------      --------
INVESTMENT ACTIVITIES:
  Net investment income/(loss)..........      (0.01)         (0.00)*          0.06           0.08           0.13          0.13
  Net realized and unrealized
    gains/(losses) on investments.......       0.47           1.66           (0.34)          4.40           2.99          3.44
                                           --------       --------         -------        -------        -------      --------
  Total from Investment Activities......       0.46           1.66           (0.28)          4.48           3.12          3.57
                                           --------       --------         -------        -------        -------      --------
DIVIDENDS:
  Net investment income.................         --             --           (0.06)         (0.08)         (0.13)        (0.13)
  Net realized gains....................      (2.46)         (3.14)          (1.16)         (1.00)         (0.33)        (0.50)
                                           --------       --------         -------        -------        -------      --------
  Total Dividends.......................      (2.46)         (3.14)          (1.22)         (1.08)         (0.46)        (0.63)
                                           --------       --------         -------        -------        -------      --------
NET ASSET VALUE, END OF PERIOD..........     $15.13         $17.13          $18.61         $20.11         $16.71        $14.05
                                            =======        =======        ========       ========       ========       =======
TOTAL RETURN............................       2.03% (a)      8.55%          (1.06%)        27.15%         22.62%        33.06%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000).......    $76,349        $95,307        $106,330       $168,116       $125,035       $80,704
Ratio of expenses to average net
  assets................................       1.12% (b)      1.11%           1.09%          1.07%          0.92%         0.98%
Ratio of net investment income/(loss) to
  average net assets....................      (0.14%)(b)     (0.03%)          0.34%          0.41%          0.89%         1.06%
Ratio of expenses to average net
  assets................................       1.12% (b)      1.11%           1.09%          1.07%          1.06%(c)      1.14%(c)
Portfolio turnover(d)...................       0.00%         56.82%          33.27%         20.48%          7.72%        28.00%

---------------

 * Less than $0.005 per share

(a) Not annualized.

(b) Annualized.

(c) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND

Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                       FOR THE SIX
                                       MONTHS ENDED
                                       NOVEMBER 30,                                FOR THE YEARS ENDED
                                           2000          ------------------------------------------------------------------------
                                       (UNAUDITED)       MAY 31, 2000   MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996
CLASS A SHARES(A)                      ------------      ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................     $17.07            $18.59         $20.10         $16.72         $14.05         $11.11
                                        --------          --------       --------       --------       --------       --------
INVESTMENT ACTIVITIES:
  Net investment income/(loss).......      (0.03)            (0.05)          0.02           0.03           0.09           0.10
  Net realized and unrealized gains/
    (losses) on investments..........       0.47              1.67          (0.34)          4.39           3.00           3.44
                                        --------          --------       --------       --------       --------       --------
  Total from Investment Activities...       0.44              1.62          (0.32)          4.42           3.09           3.54
                                        --------          --------       --------       --------       --------       --------
DIVIDENDS:
  Net investment income..............         --                --          (0.03)         (0.03)         (0.09)         (0.10)
  In excess of net investment
    income...........................         --                --             --          (0.01)            --             --
  Net realized gains.................      (2.46)            (3.14)         (1.16)         (1.00)         (0.33)         (0.50)
                                        --------          --------       --------       --------       --------       --------
  Total Dividends....................      (2.46)            (3.14)         (1.19)         (1.04)         (0.42)         (0.60)
                                        --------          --------       --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD.......     $15.05            $17.07         $18.59         $20.10         $16.72         $14.05
                                         =======           =======        =======        =======         ======         ======
TOTAL RETURN (EXCLUDES SALES
  CHARGE)............................       1.92% (b)         8.27%         (1.31%)        26.82%         22.33%         32.76%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)....    $14,242           $16,708        $20,409        $19,298         $5,911         $1,437
Ratio of expenses to average net
  assets.............................       1.37% (c)         1.36%          1.35%          1.32%          1.19%          1.23%
Ratio of net investment income/(loss)
  to average net assets..............      (0.39%)(c)        (0.28%)         0.10%          0.16%          0.65%          0.79%
Ratio of expenses to average net
  assets.............................       1.47% (c)(d)      1.36%          1.35%          1.32%          1.30%(d)       1.39%(d)
Portfolio turnover(e)................       0.00%            56.82%         33.27%         20.48%          7.72%         28.00%

---------------

(a) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A Shares and became subject to a maximum sales charge of 5.25%.

(b) Not annualized.

(c) Annualized.

(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE MID CAP EQUITY FUND

Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                                                   FOR THE                          FOR THE
                                                              SIX MONTHS ENDED      FOR THE      PERIOD ENDED
                                                              NOVEMBER 30, 2000    YEAR ENDED       MAY 31,
                                                                 (UNAUDITED)      MAY 31, 2000      1999(a)
CLASS B SHARES                                                -----------------   ------------   -------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $16.82            $18.49         $16.40
                                                              -----------          --------      ---------
INVESTMENT ACTIVITIES:
  Net investment loss.......................................        (0.11)            (0.11)         (0.06)
  Net realized and unrealized gains on investments..........         0.49              1.58           3.32
                                                              -----------          --------      ---------
  Total from Investment Activities..........................         0.38              1.47           3.26
                                                              -----------          --------      ---------
DIVIDENDS:
  Net investment income.....................................           --                --          (0.01)
  Net realized gains........................................        (2.46)            (3.14)         (1.16)
                                                              -----------          --------      ---------
  Total Dividends...........................................        (2.46)            (3.14)         (1.17)
                                                              -----------          --------      ---------
NET ASSET VALUE, END OF PERIOD..............................       $14.74            $16.82         $18.49
                                                                   ======            ======         ======
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................         1.59% (b)         7.37%         20.28% (b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................         $423              $449           $138
Ratio of expenses to average net assets.....................         2.12% (c)         2.13%          2.10% (c)
Ratio of net investment loss to average net assets..........        (1.14%)(c)        (1.07%)        (0.73%)(c)
Portfolio turnover(d).......................................         0.00%            56.82%         33.27%

---------------

(a) Class B Shares commenced operations on October 2, 1998.

(b) Not annualized.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND

Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                                            FOR THE            FOR THE YEARS ENDED
                                                       SIX MONTHS ENDED        -------------------         FOR THE
                                                       NOVEMBER 30, 2000       MAY 31,     MAY 31,      PERIOD ENDED
                                                          (UNAUDITED)           2000        1999       MAY 31, 1998(a)
INSTITUTIONAL CLASS SHARES                             -----------------       -------     -------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD.................         $8.32              $8.13       $9.92          $10.00
                                                          ---------               ----        ----       ---------
INVESTMENT ACTIVITIES:
  Net investment loss................................         (0.03)             (0.04)      (0.03)          (0.03)(b)
  Net realized and unrealized gains/(losses) on
    investments......................................          0.03               0.23       (1.68)          (0.05)
                                                          ---------               ----        ----       ---------
  Total from Investment Activities...................            --               0.19       (1.71)          (0.08)
                                                          ---------               ----        ----       ---------
DIVIDENDS:
  Net realized gains.................................            --                 --       (0.08)             --
                                                          ---------               ----        ----       ---------
  Total Dividends....................................            --                 --       (0.08)             --
                                                          ---------               ----        ----       ---------
NET ASSET VALUE, END OF PERIOD.......................         $8.32              $8.32       $8.13           $9.92
                                                            =======            =======     =======         =======
TOTAL RETURN.........................................          0.00% (c)          2.34%     (17.25%)         (0.80%)(c)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)....................       $32,272            $44,031     $54,722         $61,450
Ratio of expenses to average net assets..............          1.27% (d)          1.27%       1.40%           1.45% (d)
Ratio of net investment loss to average net assets...         (0.55%)(d)         (0.45%)     (0.36%)         (0.41%)(d)
Ratio of expenses to average net assets..............          1.47% (d)(e)       1.43%(e)    1.40%           1.45% (d)
Portfolio turnover(f)................................         26.05%             69.64%      34.52%          12.28%

---------------

(a) Fund commenced operations on October 1, 1997.

(b) Calculated based on average shares during the period.

(c) Not annualized.

(d) Annualized.

(e) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND

Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                                      FOR THE
                                                 SIX MONTHS ENDED             FOR THE YEARS ENDED              FOR THE
                                                 NOVEMBER 30, 2000       -----------------------------      PERIOD ENDED
                                                    (UNAUDITED)          MAY 31, 2000     MAY 31, 1999     MAY 31, 1998(a)
CLASS A SHARES(a)                                -----------------       ------------     ------------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD...........         $8.26                $8.09            $9.91             $10.00
                                                    ---------              -------          -------          ---------
INVESTMENT ACTIVITIES:
  Net investment loss..........................         (0.03)               (0.07)           (0.05)             (0.04)(c)
  Net realized and unrealized gains/(losses) on
    investments................................          0.02                 0.24            (1.69)             (0.05)
                                                    ---------              -------          -------          ---------
  Total from Investment Activities.............         (0.01)                0.17            (1.74)             (0.09)
                                                    ---------              -------          -------          ---------
DIVIDENDS:
  Net realized gains...........................            --                   --            (0.08)                --
                                                    ---------              -------          -------          ---------
  Total Dividends..............................            --                   --            (0.08)                --
                                                    ---------              -------          -------          ---------
NET ASSET VALUE, END OF PERIOD.................         $8.25                $8.26            $8.09              $9.91
                                                      =======              =======          =======            =======
TOTAL RETURN (EXCLUDES SALES CHARGE)...........         (0.12%)(d)            2.10%          (17.57%)            (0.90%)(d)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)..............        $3,363               $3,967           $5,071             $3,704
Ratio of expenses to average net assets........          1.53% (e)            1.52%            1.65%              1.70% (e)
Ratio of net investment loss to average net
  assets.......................................         (0.77%)(e)           (0.70%)          (0.61%)            (0.66%)(e)
Ratio of expenses to average net assets........          1.83% (e)(f)         1.68%(f)         1.65%              1.70% (e)
Portfolio turnover(g)..........................         26.05%               69.64%           34.52%             12.28%

---------------

(a) On September 30, 1998, the portfolio designated the Consumer Service Class as Class A Shares and became subject to a maximum sales charge of 5.25%.

(b) Fund commenced operations on October 1, 1997.

(c) Calculated based on average shares during the period.

(d) Not annualized.

(e) Annualized.

(f) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(g) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE SMALL CAP EQUITY FUND

Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                                                   FOR THE
                                                              SIX MONTHS ENDED      FOR THE          FOR THE
                                                              NOVEMBER 30, 2000    YEAR ENDED     PERIOD ENDED
                                                                 (UNAUDITED)      MAY 31, 2000   MAY 31, 1999(a)
CLASS B SHARES                                                -----------------   ------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD........................        $8.16            $8.06            $7.47
                                                               ----------         --------        ---------
INVESTMENT ACTIVITIES:
  Net investment loss.......................................        (0.07)           (0.14)           (0.05)
  Net realized and unrealized gains on investments..........         0.03             0.24             0.72
                                                               ----------         --------        ---------
  Total from Investment Activities..........................        (0.04)            0.10             0.67
                                                               ----------         --------        ---------
DIVIDENDS:
  Net realized gains........................................           --               --            (0.08)
                                                               ----------         --------        ---------
  Total Dividends...........................................           --               --            (0.08)
                                                               ----------         --------        ---------
NET ASSET VALUE, END OF PERIOD..............................        $8.12            $8.16            $8.06
                                                                    =====            =====            =====
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................        (0.49%)(b)        1.24%            8.95% (b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................          $50              $53              $48
Ratio of expenses to average net assets.....................         2.28% (c)        2.27%            2.40% (c)
Ratio of net investment loss to average net assets..........        (1.55%)(c)       (1.47%)          (1.40%)(c)
Ratio of expenses to average net assets.....................         2.48% (c)        2.43%(d)         2.40% (c)
Portfolio turnover(e).......................................        26.05%           69.64%           34.52%

---------------

(a) Class B Shares commenced operations on October 2, 1998.

(b) Not annualized.

(c) Annualized.

(d) During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LEADERS EQUITY FUND

Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                                                    FOR THE
                                                                  PERIOD ENDED
                                                              NOVEMBER 30, 2000(a)
                                                                  (UNAUDITED)
INSTITUTIONAL CLASS SHARES                                    --------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................         $10.00
                                                               ------------
INVESTMENT ACTIVITIES:
  Net investment income.....................................             --*
  Net realized and unrealized losses on investments.........          (1.56)
                                                               ------------
Total from Investment Activities............................          (1.56)
                                                               ------------
DIVIDENDS:
  Net investment income.....................................             --*
                                                               ------------
  Total Dividends...........................................             --
                                                               ------------
NET ASSET VALUE, END OF PERIOD..............................         $ 8.44
                                                                    =======
TOTAL RETURN................................................         (15.57%)(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................        $15,137
Ratio of expenses to average net assets.....................           1.25% (c)
Ratio of net investment income to average net assets........           0.09% (c)
Ratio of expenses to average net assets(d)..................           1.75% (c)
Portfolio turnover(e).......................................          59.33%

---------------

 * Less than $0.005 per share

(a) Fund commenced operations on September 1, 2000.

(b) Not annualized.

(c) Annualized.

(d) During the period certain fees were contractually reimbursed/reduced. If such contractual fee reimbursements/reductions had not occurred the ratio would have been as indicated.

(e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LEADERS EQUITY FUND

Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                                                    FOR THE
                                                                   YEAR ENDED
                                                              NOVEMBER 30, 2000(a)
                                                                  (Unaudited)
CLASS A SHARES                                                --------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................         $10.00
                                                               ------------
INVESTMENT ACTIVITIES:
  Net investment loss.......................................             --*
  Net realized and unrealized losses on investments.........          (1.56)
                                                               ------------
  Total from Investment Activities..........................          (1.56)
                                                               ------------
DIVIDENDS:
  Net investment income.....................................             --*
                                                               ------------
  Total Dividends...........................................             --
                                                               ------------
NET ASSET VALUE, END OF PERIOD..............................         $ 8.44
                                                                     ======
TOTAL RETURN (EXCLUDES SALES CHARGE)........................         (15.58%)(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................         $  817
Ratio of expenses to average net assets.....................           1.50% (c)
Ratio of net investment loss to average net assets..........          (0.22%)(c)
Ratio of expenses to average net assets(d)..................           2.08% (c)
Portfolio turnover(e).......................................          59.33%

---------------

  * Less than $ 0.005 per share.

 (a) Fund commenced operations on September 1, 2000.

 (b) Not annualized.

 (c) Annualized.

 (d) During the period certain fees were contractually reimbursed/reduced. If such contractual fee reimbursements/reductions had not occurred the ratio would have been as indicated.

 (e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

PERFORMANCE FUNDS TRUST
THE LEADERS EQUITY FUND

Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

                                                                    FOR THE
                                                                  PERIOD ENDED
                                                              NOVEMBER 30, 2000(a)
                                                                  (UNAUDITED)
CLASS B SHARES                                                --------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................         $10.00
                                                               ------------
INVESTMENT ACTIVITIES:
  Net investment loss.......................................          (0.01)
  Net realized and unrealized losses on investments.........          (1.56)
                                                               ------------
  Total from Investment Activities..........................          (1.57)
                                                               ------------
DIVIDENDS:
  Net investment income.....................................             --*
                                                               ------------
  Total Dividends...........................................             --
                                                               ------------
NET ASSET VALUE, END OF PERIOD..............................          $8.43
TOTAL RETURN (EXCLUDES REDEMPTION CHARGE)...................         (15.70%)(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)...........................           $238
Ratio of expenses to average net assets.....................           2.25% (c)
Ratio of net investment loss to average net assets..........          (1.05%)(c)
Ratio of expenses to average net assets(d)..................           2.74% (c)
Portfolio turnover(e).......................................          59.33%

---------------

  * Less than $ 0.005 per share.

 (a) Fund commenced operations on September 1, 2000.

 (b) Not annualized.

 (c) Annualized.

 (d) During the period certain fees were contractually reimbursed/reduced. If such fee contractual reimbursements/reductions had not occurred the ratio would have been as indicated.

 (e) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements.

[PERFORMANCE FUNDS LOGO]

INVESTMENT ADVISOR

Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

ADMINISTRATOR AND
TRANSFER AGENT

BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

DISTRIBUTOR

Performance Funds Distributor, Inc.
90 Park Avenue
New York, NY 10016

CUSTODIAN

Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

COUNSEL

Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of the Americas
New York, New York 10019-6064

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
100 East Broad Street
Columbus, Ohio 43215

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS OF THE PERFORMANCE FAMILY OF MUTUAL FUNDS. ITS USE IN CONNECTION WITH ANY OFFERING OF THE TRUST'S SHARES IS AUTHORIZED ONLY IN CASE OF A CONCURRENT OR PRIOR DELIVERY OF THE TRUST'S CURRENT PROSPECTUS.

PR-SEM-5504-11/00

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PERFORMANCE FUNDS TRUST
A FAMILY OF MUTUAL FUNDS

SEMI-ANNUAL REPORT
NOVEMBER 30, 2000

INVESTMENT ADVISOR

                                [TRUSTMARK LOGO]
                National Bank
                Performance Funds'
                Investment Advisor

SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, TRUSTMARK NATIONAL BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE TRUST INVOLVE INVESTMENT RISK,
INCLUDING POSSIBLE LOSS OF PRINCIPAL. PAST PERFORMANCE IS NOT
INDICATIVE OF FUTURE RESULTS.